UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

    CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06378
                                   ---------

                       TEMPLETON DEVELOPING MARKETS TRUST
                       ----------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end:  12/31
                         -------

Date of reporting period:  12/31/06
                          ----------

ITEM 1. REPORTS TO STOCKHOLDERS.


                                [GRAPHIC OMITTED]

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                                                         DECEMBER 31, 2006
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      ANNUAL REPORT AND SHAREHOLDER LETTER        INTERNATIONAL
--------------------------------------------------------------------------------

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                                                      WANT TO RECEIVE
                                                      THIS DOCUMENT
                                                      FASTER VIA EMAIL?
                    TEMPLETON
             DEVELOPING MARKETS TRUST                 Eligible shareholders can
                                                      sign up for eDelivery at
                                                      franklintempleton.com.
                                                      See inside for details.
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                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o TEMPLETON o MUTUAL SERIES

                                 Franklin Templeton Investments

                                 GAIN FROM OUR PERSPECTIVE

                                 Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE            Each of our portfolio management groups
                                 operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                                 FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                                 TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                                 MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION             Because our management groups work
                                 independently and adhere to different
                                 investment approaches, Franklin, Templeton and
                                 Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST        At Franklin Templeton Investments, we seek to
                                 consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

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MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
-------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

Annual Report

Templeton Developing Markets Trust

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Templeton Developing Markets Trust seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of developing market countries.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

GEOGRAPHIC BREAKDOWN
Based on Total Net Assets as of 12/31/06

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Asia ....................................     46.7%
Europe ..................................     25.2%
Middle East & Africa ....................     13.9%
Latin America ...........................     12.6%
Short-Term Investments & Other Net Assets      1.6%

--------------------------------------------------------------------------------

This annual report for Templeton Developing Markets Trust covers the fiscal year ended December 31, 2006.

PERFORMANCE OVERVIEW

Templeton Developing Markets Trust - Class A posted a +28.29% cumulative total return for the 12 months ended December 31, 2006. The Fund underperformed its benchmarks, the Morgan Stanley Capital International (MSCI) Emerging Markets
(EM) Index and the Standard & Poor's/International Finance Corporation Investable (S&P/IFCI) Composite Index, which returned +32.59% and +35.11% for the same period. 1 Please note that index performance numbers

1. Source: Standard & Poor's Micropal. The MSCI EM Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global emerging markets. The S&P/IFCI Composite Index is a free float-adjusted, market capitalization-weighted index designed to measure equity performance of global emerging markets. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 21.


                                                               Annual Report | 3
are purely for reference and that we do not attempt to track any index but rather undertake investments on the basis of fundamental research. You can find the Fund's long-term performance data in the Performance Summary beginning on page 9.

ECONOMIC AND MARKET OVERVIEW

During the 12 months under review, strong investor confidence, continuing fund inflows, robust corporate earnings and a supportive economic environment led emerging markets to end 2006 at historical highs. After the markets experienced a healthy correction in May, they recovered as fund flows stabilized, robust economic data was reported and the U.S. showed signs of an easing monetary policy. In addition, the interest rate spread on emerging market bonds relative to U.S. Treasury yields maintained a downward trend during the year, falling from about 250 basis points (100 basis points equal one percentage point) to about 170 basis points due to rising liquidity and low inflation. 2 We believe this signaled greater investor confidence in emerging markets.

Eastern European markets recorded the strongest returns in 2006. Russia benefited from high commodity prices that supported its exports and from strong foreign investor participation, while a weaker U.S. dollar enhanced returns in Poland and the Czech Republic. Turkey was one of the few emerging markets to end the year with a negative return. Although that market recovered some of the losses from the correction earlier in the year, investors remained cautious due to slowing progress for European Union accession talks and expectations of slower growth after a substantial interest rate increase in the second quarter.

In South Africa, a consumer spending boom, propelled by low borrowing rates and greater domestic demand, led to higher corporate earnings in related companies. Foreign investment reached a record high, which boosted returns for South Africa's markets.

Latin American markets benefited from strong commodity prices, solid domestic demand and smooth power transitions in the region's key economies. International confidence in the region, especially in Brazil, remained high. A loosening monetary policy, growing foreign reserves and repayment of debt to foreign lenders further supported the Brazilian market.

2. Source: J.P. Morgan.


4 | Annual Report

Asian giants China and India continued to report strong economic growth, which led to significant fund inflows that pushed markets to record highs. Elsewhere in the region, Thailand and South Korea struggled with strong local currencies, which threatened to erode their export competitiveness. North Korea's nuclear test in October exposed the region to geopolitical tensions. However, the resumption of six-party talks could yield some positive results in the longer term. Although a military coup and capital controls in Thailand initially rattled investor confidence in the nation's financial markets, we continued to search for opportunities among Thai equities.

INVESTMENT STRATEGY

We employ a bottom-up, value-oriented, long-term investment approach. We focus on the market price of a company's securities relative to our evaluation of its long-term (typically five years) earnings, asset value and cash flow potential. We also consider a company's price/earnings ratio, profit margins and liquidation value. As we look for investments, we focus on specific companies and perform in-depth research to construct an "action list" from which we make our investment decisions. In choosing investments, we strongly believe in onsite visits to issuers of prospective investments to assess critical factors such as management strength and local conditions.

MANAGER'S DISCUSSION

During the 12 months under review, relative to the MSCI EM index, the Fund's performance benefited from underweighted exposure to Israel and exposure to Croatia (not in the index). Stock selection in South Africa and Taiwan further enhanced relative performance. In South Africa, the Fund's overweighted exposure to non-index holdings Anglo American and Remgro benefited the Fund's relative performance. An underweighted position in Sasol (sold during the period) also had a positive impact. In Taiwan, the Fund's overweighted positions in Uni-President Enterprises (sold during the period) and Realtek Semiconductor, and zero weighting in Chi Mei Optoelectronics, which declined during the year, benefited the Fund's relative performance. In Israel, the largest contributor to performance was the Fund's underweighted position in Teva Pharmaceutical Industries. The Fund only held one Croatian stock, Pliva, which outperformed the index and contributed to relative performance. At the sector level, stock selection in the pharmaceuticals and

TOP 10 COUNTRIES
12/31/06

-------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                                     NET ASSETS
-------------------------------------------------------------------------------
 South Korea                                                              15.2%
-------------------------------------------------------------------------------
 South Africa                                                             13.3%
-------------------------------------------------------------------------------
 Taiwan                                                                   11.8%
-------------------------------------------------------------------------------
 China                                                                    11.1%
-------------------------------------------------------------------------------
 Brazil                                                                    9.8%
-------------------------------------------------------------------------------
 Russia                                                                    8.7%
-------------------------------------------------------------------------------
 Turkey                                                                    8.2%
-------------------------------------------------------------------------------
 Hungary                                                                   3.5%
-------------------------------------------------------------------------------
 Mexico                                                                    2.5%
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 Thailand                                                                  2.4%
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                                                               Annual Report | 5

TOP 10 EQUITY HOLDINGS
12/31/06

-------------------------------------------------------------------------------
 COMPANY                                                             % OF TOTAL
 SECTOR/INDUSTRY, COUNTRY                                            NET ASSETS
-------------------------------------------------------------------------------
 Samsung Electronics Co. Ltd.                                              4.4%
   SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT, SOUTH KOREA
-------------------------------------------------------------------------------
 PetroChina Co. Ltd., H, ord. & 144A                                       4.0%
   OIL, GAS & CONSUMABLE FUELS, CHINA
-------------------------------------------------------------------------------
 Petroleo Brasileiro SA, ADR, pfd.                                         3.3%
   OIL, GAS & CONSUMABLE FUELS, BRAZIL
-------------------------------------------------------------------------------
 Gazprom ADR                                                               3.0%
   OIL, GAS & CONSUMABLE FUELS, RUSSIA
-------------------------------------------------------------------------------
 Remgro Ltd.                                                               3.0%
   DIVERSIFIED FINANCIAL SERVICES,
   SOUTH AFRICA
-------------------------------------------------------------------------------
 Akbank TAS                                                                2.8%
   COMMERCIAL BANKS, TURKEY
-------------------------------------------------------------------------------
 Old Mutual PLC                                                            2.6%
   INSURANCE, SOUTH AFRICA
-------------------------------------------------------------------------------
 Taiwan Semiconductor Manufacturing                                        2.4%
 Co. Ltd.
   SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT, TAIWAN
-------------------------------------------------------------------------------
 Anglo American PLC                                                        2.1%
   METALS & MINING, SOUTH AFRICA
-------------------------------------------------------------------------------
 LUKOIL, ADR                                                               2.1%
   OIL, GAS & CONSUMABLE FUELS, RUSSIA
-------------------------------------------------------------------------------

biotechnology, automobiles and components, and diversified financials sectors contributed to relative Fund performance during the period. 3 The Fund also benefited from an underweighted position in the technology hardware and equipment sector, which underperformed the broader MSCI EM Index. 4

It is important to recognize the effect of currency movements on the Fund's performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the 12 months ended December 31, 2006, the U.S. dollar declined in value relative to most non-U.S. currencies. As a result, the Fund's performance was positively affected by the portfolio's investment predominantly in securities with non-U.S. currency exposure. However, one cannot expect the same result in future periods.

Conversely, the Fund's underweighted exposure to India and overweighted exposure to Turkey detracted from Fund returns relative to the index. The Fund's position in China also detracted from relative performance mainly due to an underweighted position in China Life Insurance (sold during the period), which significantly outperformed the MSCI EM Index. Overweighted positions in Turkish companies Arcelik, Turkiye Vakiflar Bankasi (Vakifbank) and Tupras-Turkiye Petrol Rafineleri (Tupras) negatively affected relative performance as these stocks declined in value during the reporting period. Despite a small decline for the year under review, the Turkish market actually rebounded more than 20% after a June correction. Thus, we remained confident of the market's long-term uptrend. Moreover, we believed these companies' valuations generally remained attractive, so we increased some of our holdings at lower prices during the year. By sector, the Fund's positions in the banks, capital goods and insurance sectors had a negative impact on relative performance partly due to overweighted positions in stocks such as KOC Holding and Kasikornbank, as well as a position in HSBC Holdings, which is not an index component. 5

3. The pharmaceuticals and biotechnology sector comprises pharmaceuticals in the SOI. The automobiles and components sector comprises automobiles in the SOI. The diversified financials sector comprises consumer finance and diversified financial services in the SOI.

4. The technology hardware and equipment sector comprises communications equipment, computers and peripherals, and electronic equipment and instruments in the SOI.

5. The banks sector comprises commercial banks in the SOI. The capital goods sector comprises building products, construction and engineering, and industrial conglomerates in the SOI.


6 | Annual Report

The Fund increased its exposure to Eastern and Southern Europe during the year under review. More specifically, we increased our allocations in Turkey, Russia, Hungary and Austria. Turkish investments included major commercial banks Akbank and Vakifbank; Tupras, the country's largest industrial company, with a dominant market share in oil refining; and Turkcell Iletisim Hizmetleri, a leading provider of mobile communications services. Turkey's financial market correction lowered valuations and provided the Fund with an opportunity to build positions at what we considered attractive prices. The Fund also purchased MOL Magyar Olaj-es Gazipari, a Hungarian integrated oil and gas company with large exposure to Central and Eastern Europe; Russia's Gazprom, the world's largest gas producer in terms of reserves and production; and Austria's OMV, one of the leading oil and gas groups in Central and Eastern Europe.

We also significantly increased our investments in South Africa during the reporting period. The Fund increased its holdings in consumer sectors such as insurance, wireless telecommunications, banking, home furnishing and retail clothing. Significant additions included Old Mutual, a major financial services group involved in life insurance, short-term insurance, asset management and banking; MTN Group, a dominant wireless telecommunications services provider in Africa; JD Group, the country's leading furniture retailer; and Edgars Consolidated Stores, a leading specialty fashion retailer in southern Africa. Higher disposable incomes and strong consumer demand could lead to greater consumption of the products and services offered by these sectors of the economy.

We also undertook selective investments in Israel, Brazil and Pakistan. Purchases included Petroleo Brasileiro, Brazil's national oil and gas company; Teva Pharmaceutical, which is among the world's largest generic pharmaceutical companies; and Pakistan Telecommunications, the country's dominant integrated telecommunication services provider.

The Fund increased its exposure to the oil, gas and consumable fuels industry. We believed energy would benefit from greater revenues and earnings due to relatively higher oil prices in recent years. A correction in commodity prices during the period provided the Fund with an opportunity to build positions at lower prices. We believed oil prices would remain firm because of geopolitical and supply and demand problems. The consumer finance and banking industries also helped performance. Higher incomes, credit growth and greater demand for financial services should benefit banks. The Fund also invested in semiconductors and computer hardware companies in an attempt to benefit from greater export demand for Asian information technology products.


                                                               Annual Report | 7

On the other hand, we substantially reduced the Fund's holdings in Singapore and India as certain stocks reached their sell targets. Specific sales included Hindustan Lever, a household products company; Hindustan Petroleum, an oil and gas refiner and marketer; Singapore Telecommunications, a leading integrated telecommunication services provider in Singapore; and Fraser and Neave, a dominant player in the Singapore soft drinks and beer market. One of the largest sales during the year was Pliva, a Croatian pharmaceutical company. We sold our Pliva shares after the company was the subject of a takeover battle and the share price went far above our sell limit. We also sold stocks selectively in Mexico, Malaysia and China as the Fund continued to realign its exposure seeking to benefit from the continued economic recovery in emerging markets.

We thank you for your continued participation in Templeton Developing Markets Trust and look forward to serving your future investment needs.


[PHOTO OMITTED]   /s/ Mark Mobius

                  Mark Mobius
                  President and Chief Executive Officer -
                  Investment Management
                  Templeton Developing Markets Trust

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2006, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


8 | Annual Report

Performance Summary as of 12/31/06

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: TEDMX)                       CHANGE     12/31/06    12/31/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                         +$4.86       $28.28      $23.42
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-12/31/06)
--------------------------------------------------------------------------------
Dividend Income                   $0.5318
--------------------------------------------------------------------------------
Long-Term Capital Gain            $1.1737
--------------------------------------------------------------------------------
        TOTAL                     $1.7055
--------------------------------------------------------------------------------
CLASS B (SYMBOL: TDMBX)                       CHANGE     12/31/06    12/31/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                         +$4.75       $27.78      $23.03
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-12/31/06)
--------------------------------------------------------------------------------
Dividend Income                   $0.3319
--------------------------------------------------------------------------------
Long-Term Capital Gain            $1.1737
--------------------------------------------------------------------------------
        TOTAL                     $1.5056
--------------------------------------------------------------------------------
CLASS C (SYMBOL: TDMTX)                       CHANGE     12/31/06    12/31/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                         +$4.72       $27.72      $23.00
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-12/31/06)
--------------------------------------------------------------------------------
Dividend Income                   $0.3476
--------------------------------------------------------------------------------
Long-Term Capital Gain            $1.1737
--------------------------------------------------------------------------------
        TOTAL                     $1.5213
--------------------------------------------------------------------------------
CLASS R (SYMBOL: TDMRX)                       CHANGE     12/31/06    12/31/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                         +$4.76       $27.96      $23.20
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-12/31/06)
--------------------------------------------------------------------------------
Dividend Income                   $0.5011
--------------------------------------------------------------------------------
Long-Term Capital Gain            $1.1737
--------------------------------------------------------------------------------
        TOTAL                     $1.6748
--------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: TDADX)                 CHANGE     12/31/06    12/31/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                         +$4.87       $28.27      $23.40
--------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/06-12/31/06)
--------------------------------------------------------------------------------
Dividend Income                   $0.6051
--------------------------------------------------------------------------------
Long-Term Capital Gain            $1.1737
--------------------------------------------------------------------------------
        TOTAL                     $1.7788
--------------------------------------------------------------------------------


                                                            Annual Report | 9

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.


CLASS A                             1-YEAR        5-YEAR           10-YEAR
-------------------------------------------------------------------------------
Cumulative Total Return 1          +28.29%      +221.27%          +130.25%
-------------------------------------------------------------------------------
Average Annual Total Return 2      +20.91%       +24.81%            +8.06%
-------------------------------------------------------------------------------
Value of $10,000 Investment 3     $12,091       $30,288           $21,700
-------------------------------------------------------------------------------
CLASS B                             1-YEAR        5-YEAR     INCEPTION (1/1/99)
-------------------------------------------------------------------------------
Cumulative Total Return 1          +27.40%      +210.88%          +195.88%
-------------------------------------------------------------------------------
Average Annual Total Return 2      +23.40%       +25.30%           +14.52%
-------------------------------------------------------------------------------
Value of $10,000 Investment 3     $12,340       $30,888           $29,588
-------------------------------------------------------------------------------
CLASS C                             1-YEAR        5-YEAR           10-YEAR
-------------------------------------------------------------------------------
Cumulative Total Return 1          +27.38%      +210.96%          +115.29%
-------------------------------------------------------------------------------
Average Annual Total Return 2      +26.38%       +25.47%            +7.97%
-------------------------------------------------------------------------------
Value of $10,000 Investment 3     $12,638       $31,096           $21,529
-------------------------------------------------------------------------------
CLASS R                             1-YEAR        3-YEAR     INCEPTION (1/1/02)
-------------------------------------------------------------------------------
Cumulative Total Return 1          +27.99%      +105.29%          +216.74%
-------------------------------------------------------------------------------
Average Annual Total Return 2      +27.99%       +27.09%           +25.96%
-------------------------------------------------------------------------------
Value of $10,000 Investment 3     $12,799       $20,529           $31,674
-------------------------------------------------------------------------------
ADVISOR CLASS 4                     1-YEAR        5-YEAR           10-YEAR
-------------------------------------------------------------------------------
Cumulative Total Return 1          +28.63%      +227.45%          +137.61%
-------------------------------------------------------------------------------
Average Annual Total Return 2      +28.63%       +26.77%            +9.04%
-------------------------------------------------------------------------------
Value of $10,000 Investment 3     $12,863       $32,745           $23,761
-------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


10 | Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

CLASS A (1/1/97-12/31/06)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                 Templeton Developing         S&P/IFCI
      Date          Markets Trust         Composite Index 5    MSCI EM Index 5

    1/1/1997            $9,425                  $10,000           $10,000
   1/31/1997           $10,141                  $10,707           $10,682
   2/28/1997           $10,437                  $11,230           $11,140
   3/31/1997           $10,222                  $10,953           $10,847
   4/30/1997           $10,326                  $10,768           $10,866
   5/31/1997           $10,861                  $11,134           $11,177
   6/30/1997           $11,323                  $11,615           $11,775
   7/31/1997           $11,802                  $11,727           $11,951
   8/31/1997           $10,769                  $10,230           $10,430
   9/30/1997           $11,366                  $10,562           $10,719
  10/31/1997            $9,219                   $8,826            $8,960
  11/30/1997            $8,610                   $8,407            $8,633
  12/31/1997            $8,537                   $8,526            $8,841
   1/31/1998            $7,785                   $7,965            $8,148
   2/28/1998            $8,597                   $8,778            $8,999
   3/31/1998            $8,995                   $9,122            $9,389
   4/30/1998            $9,028                   $9,145            $9,287
   5/31/1998            $7,804                   $8,005            $8,014
   6/30/1998            $7,039                   $7,187            $7,173
   7/31/1998            $7,085                   $7,473            $7,401
   8/31/1998            $5,342                   $5,372            $5,261
   9/30/1998            $5,595                   $5,632            $5,595
  10/31/1998            $6,420                   $6,279            $6,184
  11/30/1998            $7,125                   $6,751            $6,698
  12/31/1998            $6,940                   $6,650            $6,601
   1/31/1999            $6,549                   $6,489            $6,495
   2/28/1999            $6,589                   $6,604            $6,558
   3/31/1999            $7,546                   $7,375            $7,422
   4/30/1999            $8,954                   $8,380            $8,340
   5/31/1999            $8,759                   $8,230            $8,292
   6/30/1999            $9,466                   $9,127            $9,233
   7/31/1999            $9,035                   $8,997            $8,982
   8/31/1999            $8,637                   $9,094            $9,064
   9/30/1999            $8,314                   $8,841            $8,757
  10/31/1999            $8,563                   $8,991            $8,943
  11/30/1999            $9,176                   $9,799            $9,745
  12/31/1999           $10,517                  $11,113           $10,985
   1/31/2000           $10,032                  $11,111           $11,050
   2/29/2000            $9,662                  $11,102           $11,196
   3/31/2000            $9,764                  $11,262           $11,251
   4/30/2000            $8,946                  $10,097           $10,184
   5/31/2000            $8,263                   $9,828            $9,763
   6/30/2000            $8,872                  $10,109           $10,107
   7/31/2000            $8,520                   $9,622            $9,587
   8/31/2000            $8,675                   $9,660            $9,634
   9/30/2000            $7,810                   $8,796            $8,793
  10/31/2000            $7,154                   $8,082            $8,156
  11/30/2000            $6,775                   $7,370            $7,443
  12/31/2000            $7,168                   $7,583            $7,622
   1/31/2001            $8,000                   $8,557            $8,672
   2/28/2001            $7,404                   $7,898            $7,993
   3/31/2001            $6,711                   $7,217            $7,208
   4/30/2001            $7,017                   $7,645            $7,564
   5/31/2001            $7,275                   $7,876            $7,654
   6/30/2001            $7,241                   $7,734            $7,497
   7/31/2001            $6,793                   $7,205            $7,023
   8/31/2001            $6,806                   $7,107            $6,954
   9/30/2001            $5,931                   $6,005            $5,878
  10/31/2001            $6,107                   $6,378            $6,243
  11/30/2001            $6,481                   $7,125            $6,894
  12/31/2001            $6,754                   $7,718            $7,442
   1/31/2002            $7,117                   $7,993            $7,694
   2/28/2002            $7,130                   $8,147            $7,820
   3/31/2002            $7,527                   $8,715            $8,290
   4/30/2002            $7,768                   $8,796            $8,344
   5/31/2002            $7,733                   $8,645            $8,211
   6/30/2002            $7,252                   $8,028            $7,595
   7/31/2002            $6,854                   $7,519            $7,018
   8/31/2002            $6,833                   $7,617            $7,126
   9/30/2002            $6,318                   $6,770            $6,357
  10/31/2002            $6,483                   $7,205            $6,769
  11/30/2002            $6,998                   $7,705            $7,235
  12/31/2002            $6,868                   $7,414            $6,995
   1/31/2003            $6,758                   $7,420            $6,965
   2/28/2003            $6,751                   $7,201            $6,777
   3/31/2003            $6,512                   $6,936            $6,584
   4/30/2003            $7,186                   $7,644            $7,171
   5/31/2003            $7,617                   $8,176            $7,686
   6/30/2003            $7,867                   $8,682            $8,124
   7/31/2003            $8,193                   $9,149            $8,632
   8/31/2003            $8,576                   $9,809            $9,212
   9/30/2003            $8,826                   $9,916            $9,279
  10/31/2003            $9,528                  $10,721           $10,069
  11/30/2003            $9,715                  $10,859           $10,193
  12/31/2003           $10,518                  $11,651           $10,932
   1/31/2004           $10,819                  $12,049           $11,320
   2/29/2004           $11,212                  $12,630           $11,842
   3/31/2004           $11,201                  $12,865           $11,994
   4/30/2004           $10,579                  $11,893           $11,014
   5/31/2004           $10,437                  $11,731           $10,797
   6/30/2004           $10,635                  $11,732           $10,846
   7/31/2004           $10,494                  $11,490           $10,654
   8/31/2004           $10,841                  $12,004           $11,100
   9/30/2004           $11,407                  $12,697           $11,741
  10/31/2004           $11,704                  $13,064           $12,023
  11/30/2004           $12,602                  $14,199           $13,136
  12/31/2004           $13,194                  $14,927           $13,769
   1/31/2005           $13,130                  $14,963           $13,812
   2/28/2005           $14,199                  $16,219           $15,025
   3/31/2005           $13,533                  $15,207           $14,035
   4/30/2005           $13,095                  $14,866           $13,661
   5/31/2005           $13,605                  $15,423           $14,142
   6/30/2005           $14,036                  $15,943           $14,630
   7/31/2005           $14,797                  $17,046           $15,665
   8/31/2005           $14,747                  $17,039           $15,806
   9/30/2005           $15,931                  $18,795           $17,280
  10/31/2005           $15,027                  $17,570           $16,151
  11/30/2005           $16,175                  $18,996           $17,489
  12/31/2005           $16,914                  $20,180           $18,525
   1/31/2006           $18,597                  $22,346           $20,605
   2/28/2006           $18,655                  $22,360           $20,585
   3/31/2006           $18,824                  $22,641           $20,770
   4/30/2006           $20,096                  $24,544           $22,252
   5/31/2006           $18,236                  $22,113           $19,925
   6/30/2006           $17,952                  $22,021           $19,883
   7/31/2006           $18,359                  $22,303           $20,181
   8/31/2006           $18,737                  $22,961           $20,705
   9/30/2006           $18,693                  $23,162           $20,879
  10/31/2006           $19,580                  $24,200           $21,871
  11/30/2006           $20,684                  $26,087           $23,501
  12/31/2006           $21,700                  $27,266           $24,561

AVERAGE ANNUAL TOTAL RETURN

------------------------------------------------
 CLASS A                              12/31/06
------------------------------------------------
 1-Year                                +20.91%
------------------------------------------------
 5-Year                                +24.81%
------------------------------------------------
 10-Year                                +8.06%
------------------------------------------------

CLASS B (1/1/99-12/31/06)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                 Templeton Developing         S&P/IFCI
      Date          Markets Trust         Composite Index 5    MSCI EM Index 5

   1/1/1999            $10,000                  $10,000           $10,000
  1/31/1999             $9,417                   $9,758            $9,839
  2/28/1999             $9,476                   $9,931            $9,934
  3/31/1999            $10,835                  $11,090           $11,244
  4/30/1999            $12,854                  $12,602           $12,635
  5/31/1999            $12,563                  $12,377           $12,561
  6/30/1999            $13,573                  $13,725           $13,987
  7/31/1999            $12,942                  $13,529           $13,607
  8/31/1999            $12,369                  $13,675           $13,731
  9/30/1999            $11,893                  $13,295           $13,266
 10/31/1999            $12,233                  $13,521           $13,548
 11/30/1999            $13,107                  $14,736           $14,763
 12/31/1999            $15,019                  $16,711           $16,641
  1/31/2000            $14,311                  $16,708           $16,740
  2/29/2000            $13,777                  $16,695           $16,961
  3/31/2000            $13,916                  $16,935           $17,044
  4/30/2000            $12,739                  $15,183           $15,428
  5/31/2000            $11,756                  $14,779           $14,790
  6/30/2000            $12,622                  $15,201           $15,311
  7/31/2000            $12,116                  $14,469           $14,524
  8/31/2000            $12,330                  $14,527           $14,595
  9/30/2000            $11,094                  $13,227           $13,321
 10/31/2000            $10,160                  $12,153           $12,355
 11/30/2000             $9,615                  $11,083           $11,275
 12/31/2000            $10,160                  $11,404           $11,547
  1/31/2001            $11,347                  $12,868           $13,137
  2/28/2001            $10,481                  $11,877           $12,108
  3/31/2001             $9,498                  $10,853           $10,919
  4/30/2001             $9,926                  $11,496           $11,459
  5/31/2001            $10,286                  $11,844           $11,595
  6/30/2001            $10,228                  $11,630           $11,357
  7/31/2001             $9,595                  $10,835           $10,640
  8/31/2001             $9,605                  $10,688           $10,535
  9/30/2001             $8,369                   $9,031            $8,904
 10/31/2001             $8,613                   $9,591            $9,457
 11/30/2001             $9,138                  $10,714           $10,444
 12/31/2001             $9,518                  $11,606           $11,273
  1/31/2002            $10,015                  $12,020           $11,655
  2/28/2002            $10,034                  $12,251           $11,847
  3/31/2002            $10,589                  $13,106           $12,559
  4/30/2002            $10,922                  $13,227           $12,641
  5/31/2002            $10,863                  $13,000           $12,439
  6/30/2002            $10,188                  $12,072           $11,506
  7/31/2002             $9,620                  $11,307           $10,631
  8/31/2002             $9,591                  $11,454           $10,795
  9/30/2002             $8,857                  $10,181            $9,630
 10/31/2002             $9,082                  $10,835           $10,255
 11/30/2002             $9,806                  $11,587           $10,961
 12/31/2002             $9,611                  $11,149           $10,597
  1/31/2003             $9,464                  $11,159           $10,551
  2/28/2003             $9,444                  $10,828           $10,266
  3/31/2003             $9,095                  $10,431            $9,975
  4/30/2003            $10,030                  $11,495           $10,863
  5/31/2003            $10,631                  $12,295           $11,643
  6/30/2003            $10,975                  $13,056           $12,307
  7/31/2003            $11,418                  $13,758           $13,077
  8/31/2003            $11,950                  $14,751           $13,955
  9/30/2003            $12,294                  $14,912           $14,057
 10/31/2003            $13,269                  $16,123           $15,254
 11/30/2003            $13,515                  $16,330           $15,441
 12/31/2003            $14,624                  $17,521           $16,560
  1/31/2004            $15,040                  $18,119           $17,149
  2/29/2004            $15,575                  $18,993           $17,940
  3/31/2004            $15,559                  $19,347           $18,170
  4/30/2004            $14,680                  $17,884           $16,685
  5/31/2004            $14,480                  $17,641           $16,356
  6/30/2004            $14,750                  $17,642           $16,431
  7/31/2004            $14,540                  $17,279           $16,140
  8/31/2004            $15,010                  $18,051           $16,816
  9/30/2004            $15,789                  $19,093           $17,787
 10/31/2004            $16,188                  $19,645           $18,213
 11/30/2004            $17,426                  $21,352           $19,900
 12/31/2004            $18,236                  $22,447           $20,858
  1/31/2005            $18,136                  $22,501           $20,924
  2/28/2005            $19,607                  $24,390           $22,761
  3/31/2005            $18,672                  $22,867           $21,262
  4/30/2005            $18,057                  $22,354           $20,695
  5/31/2005            $18,753                  $23,192           $21,424
  6/30/2005            $19,338                  $23,974           $22,163
  7/31/2005            $20,376                  $25,634           $23,732
  8/31/2005            $20,295                  $25,623           $23,945
  9/30/2005            $21,919                  $28,263           $26,178
 10/31/2005            $20,658                  $26,422           $24,468
 11/30/2005            $22,231                  $28,566           $26,494
 12/31/2005            $23,224                  $30,346           $28,063
  1/31/2006            $25,514                  $33,603           $31,214
  2/28/2006            $25,584                  $33,625           $31,185
  3/31/2006            $25,800                  $34,047           $31,464
  4/30/2006            $27,525                  $36,909           $33,709
  5/31/2006            $24,969                  $33,253           $30,185
  6/30/2006            $24,563                  $33,114           $30,121
  7/31/2006            $25,100                  $33,538           $30,572
  8/31/2006            $25,608                  $34,529           $31,366
  9/30/2006            $25,527                  $34,831           $31,630
 10/31/2006            $26,724                  $36,391           $33,133
 11/30/2006            $28,215                  $39,229           $35,601
 12/31/2006            $29,588                  $41,002           $37,208

AVERAGE ANNUAL TOTAL RETURN

------------------------------------------------
 CLASS B                               12/31/06
------------------------------------------------
 1-Year                                 +23.40%
------------------------------------------------
 5-Year                                 +25.30%
------------------------------------------------
 Since Inception (1/1/99)               +14.52%
------------------------------------------------


                                                              Annual Report | 11

AVERAGE ANNUAL TOTAL RETURN

---------------------------------------------
 CLASS C                           12/31/06
---------------------------------------------
 1-Year                             +26.38%
---------------------------------------------
 5-Year                             +25.47%
---------------------------------------------
 10-Year                             +7.97%
---------------------------------------------

CLASS C (1/1/97-12/31/06)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                 Templeton Developing         S&P/IFCI
      Date          Markets Trust         Composite Index 5    MSCI EM Index 5

      1/1/1997         $10,000                  $10,000              $10,000
     1/31/1997         $10,753                  $10,707              $10,682
     2/28/1997         $11,057                  $11,230              $11,140
     3/31/1997         $10,827                  $10,953              $10,847
     4/30/1997         $10,925                  $10,768              $10,866
     5/31/1997         $11,485                  $11,134              $11,177
     6/30/1997         $11,965                  $11,615              $11,775
     7/31/1997         $12,472                  $11,727              $11,951
     8/31/1997         $11,366                  $10,230              $10,430
     9/30/1997         $11,991                  $10,562              $10,719
    10/31/1997          $9,721                   $8,826               $8,960
    11/30/1997          $9,076                   $8,407               $8,633
    12/31/1997          $8,990                   $8,526               $8,841
     1/31/1998          $8,197                   $7,965               $8,148
     2/28/1998          $9,046                   $8,778               $8,999
     3/31/1998          $9,455                   $9,122               $9,389
     4/30/1998          $9,484                   $9,145               $9,287
     5/31/1998          $8,203                   $8,005               $8,014
     6/30/1998          $7,396                   $7,187               $7,173
     7/31/1998          $7,431                   $7,473               $7,401
     8/31/1998          $5,598                   $5,372               $5,261
     9/30/1998          $5,867                   $5,632               $5,595
    10/31/1998          $6,731                   $6,279               $6,184
    11/30/1998          $7,460                   $6,751               $6,698
    12/31/1998          $7,264                   $6,650               $6,601
     1/31/1999          $6,851                   $6,489               $6,495
     2/28/1999          $6,887                   $6,604               $6,558
     3/31/1999          $7,883                   $7,375               $7,422
     4/30/1999          $9,356                   $8,380               $8,340
     5/31/1999          $9,135                   $8,230               $8,292
     6/30/1999          $9,875                   $9,127               $9,233
     7/31/1999          $9,413                   $8,997               $8,982
     8/31/1999          $8,993                   $9,094               $9,064
     9/30/1999          $8,651                   $8,841               $8,757
    10/31/1999          $8,908                   $8,991               $8,943
    11/30/1999          $9,541                   $9,799               $9,745
    12/31/1999         $10,928                  $11,113              $10,985
     1/31/2000         $10,416                  $11,111              $11,050
     2/29/2000         $10,025                  $11,102              $11,196
     3/31/2000         $10,131                  $11,262              $11,251
     4/30/2000          $9,270                  $10,097              $10,184
     5/31/2000          $8,559                   $9,828               $9,763
     6/30/2000          $9,185                  $10,109              $10,107
     7/31/2000          $8,815                   $9,622               $9,587
     8/31/2000          $8,979                   $9,660               $9,634
     9/30/2000          $8,075                   $8,796               $8,793
    10/31/2000          $7,392                   $8,082               $8,156
    11/30/2000          $7,001                   $7,370               $7,443
    12/31/2000          $7,392                   $7,583               $7,622
     1/31/2001          $8,253                   $8,557               $8,672
     2/28/2001          $7,634                   $7,898               $7,993
     3/31/2001          $6,915                   $7,217               $7,208
     4/30/2001          $7,228                   $7,645               $7,564
     5/31/2001          $7,485                   $7,876               $7,654
     6/30/2001          $7,449                   $7,734               $7,497
     7/31/2001          $6,979                   $7,205               $7,023
     8/31/2001          $6,994                   $7,107               $6,954
     9/30/2001          $6,090                   $6,005               $5,878
    10/31/2001          $6,268                   $6,378               $6,243
    11/30/2001          $6,652                   $7,125               $6,894
    12/31/2001          $6,924                   $7,718               $7,442
     1/31/2002          $7,294                   $7,993               $7,694
     2/28/2002          $7,301                   $8,147               $7,820
     3/31/2002          $7,706                   $8,715               $8,290
     4/30/2002          $7,949                   $8,796               $8,344
     5/31/2002          $7,914                   $8,645               $8,211
     6/30/2002          $7,413                   $8,028               $7,595
     7/31/2002          $7,006                   $7,519               $7,018
     8/31/2002          $6,977                   $7,617               $7,126
     9/30/2002          $6,448                   $6,770               $6,357
    10/31/2002          $6,613                   $7,205               $6,769
    11/30/2002          $7,142                   $7,705               $7,235
    12/31/2002          $6,991                   $7,414               $6,995
     1/31/2003          $6,884                   $7,420               $6,965
     2/28/2003          $6,870                   $7,201               $6,777
     3/31/2003          $6,621                   $6,936               $6,584
     4/30/2003          $7,303                   $7,644               $7,171
     5/31/2003          $7,742                   $8,176               $7,686
     6/30/2003          $7,993                   $8,682               $8,124
     7/31/2003          $8,316                   $9,149               $8,632
     8/31/2003          $8,697                   $9,809               $9,212
     9/30/2003          $8,948                   $9,916               $9,279
    10/31/2003          $9,652                  $10,721              $10,069
    11/30/2003          $9,839                  $10,859              $10,193
    12/31/2003         $10,645                  $11,651              $10,932
     1/31/2004         $10,948                  $12,049              $11,320
     2/29/2004         $11,338                  $12,630              $11,842
     3/31/2004         $11,319                  $12,865              $11,994
     4/30/2004         $10,686                  $11,893              $11,014
     5/31/2004         $10,540                  $11,731              $10,797
     6/30/2004         $10,737                  $11,732              $10,846
     7/31/2004         $10,584                  $11,490              $10,654
     8/31/2004         $10,926                  $12,004              $11,100
     9/30/2004         $11,494                  $12,697              $11,741
    10/31/2004         $11,785                  $13,064              $12,023
    11/30/2004         $12,680                  $14,199              $13,136
    12/31/2004         $13,276                  $14,927              $13,769
     1/31/2005         $13,196                  $14,963              $13,812
     2/28/2005         $14,267                  $16,219              $15,025
     3/31/2005         $13,593                  $15,207              $14,035
     4/30/2005         $13,145                  $14,866              $13,661
     5/31/2005         $13,645                  $15,423              $14,142
     6/30/2005         $14,071                  $15,943              $14,630
     7/31/2005         $14,827                  $17,046              $15,665
     8/31/2005         $14,768                  $17,039              $15,806
     9/30/2005         $15,951                  $18,795              $17,280
    10/31/2005         $15,033                  $17,570              $16,151
    11/30/2005         $16,178                  $18,996              $17,489
    12/31/2005         $16,902                  $20,180              $18,525
     1/31/2006         $18,570                  $22,346              $20,605
     2/28/2006         $18,622                  $22,360              $20,585
     3/31/2006         $18,772                  $22,641              $20,770
     4/30/2006         $20,029                  $24,544              $22,252
     5/31/2006         $18,173                  $22,113              $19,925
     6/30/2006         $17,877                  $22,021              $19,883
     7/31/2006         $18,269                  $22,303              $20,181
     8/31/2006         $18,639                  $22,961              $20,705
     9/30/2006         $18,580                  $23,162              $20,879
    10/31/2006         $19,452                  $24,200              $21,871
    11/30/2006         $20,531                  $26,087              $23,501
    12/31/2006         $21,529                  $27,266              $24,561

AVERAGE ANNUAL TOTAL RETURN

---------------------------------------------
CLASS R                            12/31/06
---------------------------------------------
1-Year                              +27.99%
---------------------------------------------
3-Year                              +27.09%
---------------------------------------------
Since Inception (1/1/02)            +25.96%
---------------------------------------------

CLASS R (1/1/02-12/31/06)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                 Templeton Developing         S&P/IFCI
      Date          Markets Trust         Composite Index 5   MSCI EM Index 5

      1/1/2002         $10,000                 $10,000           $10,000
     1/31/2002         $10,536                 $10,357           $10,339
     2/28/2002         $10,557                 $10,557           $10,509
     3/31/2002         $11,154                 $11,293           $11,141
     4/30/2002         $11,500                 $11,397           $11,213
     5/31/2002         $11,449                 $11,201           $11,034
     6/30/2002         $10,737                 $10,402           $10,207
     7/31/2002         $10,147                  $9,743            $9,430
     8/31/2002         $10,117                  $9,869            $9,576
     9/30/2002          $9,354                  $8,773            $8,543
    10/31/2002          $9,588                  $9,336            $9,097
    11/30/2002         $10,361                  $9,984            $9,723
    12/31/2002         $10,147                  $9,606            $9,400
     1/31/2003          $9,995                  $9,615            $9,359
     2/28/2003          $9,985                  $9,330            $9,106
     3/31/2003          $9,611                  $8,988            $8,848
     4/30/2003         $10,601                  $9,905            $9,636
     5/31/2003         $11,241                 $10,594           $10,328
     6/30/2003         $11,612                 $11,250           $10,917
     7/31/2003         $12,086                 $11,855           $11,600
     8/31/2003         $12,653                 $12,710           $12,379
     9/30/2003         $13,014                 $12,849           $12,470
    10/31/2003         $14,046                 $13,892           $13,531
    11/30/2003         $14,324                 $14,071           $13,697
    12/31/2003         $15,507                 $15,097           $14,690
     1/31/2004         $15,955                 $15,613           $15,212
     2/29/2004         $16,528                 $16,365           $15,914
     3/31/2004         $16,511                 $16,670           $16,118
     4/30/2004         $15,587                 $15,410           $14,800
     5/31/2004         $15,387                 $15,200           $14,509
     6/30/2004         $15,671                 $15,201           $14,575
     7/31/2004         $15,461                 $14,888           $14,317
     8/31/2004         $15,965                 $15,554           $14,917
     9/30/2004         $16,805                 $16,452           $15,778
    10/31/2004         $17,236                 $16,928           $16,156
    11/30/2004         $18,559                 $18,398           $17,653
    12/31/2004         $19,427                 $19,341           $18,502
     1/31/2005         $19,331                 $19,388           $18,561
     2/28/2005         $20,907                 $21,016           $20,191
     3/31/2005         $19,919                 $19,704           $18,861
     4/30/2005         $19,269                 $19,262           $18,358
     5/31/2005         $20,015                 $19,984           $19,004
     6/30/2005         $20,655                 $20,658           $19,660
     7/31/2005         $21,774                 $22,087           $21,051
     8/31/2005         $21,688                 $22,078           $21,241
     9/30/2005         $23,436                 $24,353           $23,222
    10/31/2005         $22,104                 $22,766           $21,704
    11/30/2005         $23,788                 $24,614           $23,501
    12/31/2005         $24,871                 $26,148           $24,894
     1/31/2006         $27,326                 $28,954           $27,689
     2/28/2006         $27,412                 $28,973           $27,663
     3/31/2006         $27,653                 $29,337           $27,911
     4/30/2006         $29,518                 $31,803           $29,902
     5/31/2006         $26,790                 $28,653           $26,776
     6/30/2006         $26,358                 $28,533           $26,719
     7/31/2006         $26,952                 $28,898           $27,119
     8/31/2006         $27,512                 $29,752           $27,824
     9/30/2006         $27,437                 $30,012           $28,057
    10/31/2006         $28,731                 $31,356           $29,391
    11/30/2006         $30,349                 $33,802           $31,581
    12/31/2006         $31,674                 $35,330           $33,006


12 | Annual Report

ADVISOR CLASS (1/1/97-12/31/06) 4

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                 Templeton Developing         S&P/IFCI
      Date          Markets Trust         Composite Index 5   MSCI EM Index 5

     1/1/1997          $10,000                 $10,000           $10,000
    1/31/1997          $10,739                 $10,707           $10,682
    2/28/1997          $11,052                 $11,230           $11,140
    3/31/1997          $10,831                 $10,953           $10,847
    4/30/1997          $10,942                 $10,768           $10,866
    5/31/1997          $11,508                 $11,134           $11,177
    6/30/1997          $12,004                 $11,615           $11,775
    7/31/1997          $12,512                 $11,727           $11,951
    8/31/1997          $11,418                 $10,230           $10,430
    9/30/1997          $12,055                 $10,562           $10,719
   10/31/1997           $9,783                  $8,826            $8,960
   11/30/1997           $9,138                  $8,407            $8,633
   12/31/1997           $9,064                  $8,526            $8,841
    1/31/1998           $8,265                  $7,965            $8,148
    2/28/1998           $9,127                  $8,778            $8,999
    3/31/1998           $9,557                  $9,122            $9,389
    4/30/1998           $9,585                  $9,145            $9,287
    5/31/1998           $8,292                  $8,005            $8,014
    6/30/1998           $7,479                  $7,187            $7,173
    7/31/1998           $7,528                  $7,473            $7,401
    8/31/1998           $5,676                  $5,372            $5,261
    9/30/1998           $5,952                  $5,632            $5,595
   10/31/1998           $6,836                  $6,279            $6,184
   11/30/1998           $7,585                  $6,751            $6,698
   12/31/1998           $7,391                  $6,650            $6,601
    1/31/1999           $6,973                  $6,489            $6,495
    2/28/1999           $7,016                  $6,604            $6,558
    3/31/1999           $8,037                  $7,375            $7,422
    4/30/1999           $9,539                  $8,380            $8,340
    5/31/1999           $9,338                  $8,230            $8,292
    6/30/1999          $10,093                  $9,127            $9,233
    7/31/1999           $9,633                  $8,997            $8,982
    8/31/1999           $9,209                  $9,094            $9,064
    9/30/1999           $8,871                  $8,841            $8,757
   10/31/1999           $9,130                  $8,991            $8,943
   11/30/1999           $9,791                  $9,799            $9,745
   12/31/1999          $11,229                 $11,113           $10,985
    1/31/2000          $10,711                 $11,111           $11,050
    2/29/2000          $10,316                 $11,102           $11,196
    3/31/2000          $10,430                 $11,262           $11,251
    4/30/2000           $9,555                 $10,097           $10,184
    5/31/2000           $8,832                  $9,828            $9,763
    6/30/2000           $9,482                 $10,109           $10,107
    7/31/2000           $9,113                  $9,622            $9,587
    8/31/2000           $9,287                  $9,660            $9,634
    9/30/2000           $8,354                  $8,796            $8,793
   10/31/2000           $7,660                  $8,082            $8,156
   11/30/2000           $7,255                  $7,370            $7,443
   12/31/2000           $7,673                  $7,583            $7,622
    1/31/2001           $8,575                  $8,557            $8,672
    2/28/2001           $7,927                  $7,898            $7,993
    3/31/2001           $7,190                  $7,217            $7,208
    4/30/2001           $7,526                  $7,645            $7,564
    5/31/2001           $7,803                  $7,876            $7,654
    6/30/2001           $7,767                  $7,734            $7,497
    7/31/2001           $7,285                  $7,205            $7,023
    8/31/2001           $7,300                  $7,107            $6,954
    9/30/2001           $6,367                  $6,005            $5,878
   10/31/2001           $6,556                  $6,378            $6,243
   11/30/2001           $6,964                  $7,125            $6,894
   12/31/2001           $7,256                  $7,718            $7,442
    1/31/2002           $7,647                  $7,993            $7,694
    2/28/2002           $7,662                  $8,147            $7,820
    3/31/2002           $8,097                  $8,715            $8,290
    4/30/2002           $8,357                  $8,796            $8,344
    5/31/2002           $8,320                  $8,645            $8,211
    6/30/2002           $7,809                  $8,028            $7,595
    7/31/2002           $7,379                  $7,519            $7,018
    8/31/2002           $7,364                  $7,617            $7,126
    9/30/2002           $6,809                  $6,770            $6,357
   10/31/2002           $6,993                  $7,205            $6,769
   11/30/2002           $7,564                  $7,705            $7,235
   12/31/2002           $7,415                  $7,414            $6,995
    1/31/2003           $7,305                  $7,420            $6,965
    2/28/2003           $7,297                  $7,201            $6,777
    3/31/2003           $7,037                  $6,936            $6,584
    4/30/2003           $7,768                  $7,644            $7,171
    5/31/2003           $8,242                  $8,176            $7,686
    6/30/2003           $8,520                  $8,682            $8,124
    7/31/2003           $8,867                  $9,149            $8,632
    8/31/2003           $9,288                  $9,809            $9,212
    9/30/2003           $9,559                  $9,916            $9,279
   10/31/2003          $10,327                 $10,721           $10,069
   11/30/2003          $10,529                 $10,859           $10,193
   12/31/2003          $11,400                 $11,651           $10,932
    1/31/2004          $11,735                 $12,049           $11,320
    2/29/2004          $12,161                 $12,630           $11,842
    3/31/2004          $12,157                 $12,865           $11,994
    4/30/2004          $11,482                 $11,893           $11,014
    5/31/2004          $11,335                 $11,731           $10,797
    6/30/2004          $11,550                 $11,732           $10,846
    7/31/2004          $11,405                 $11,490           $10,654
    8/31/2004          $11,781                 $12,004           $11,100
    9/30/2004          $12,404                 $12,697           $11,741
   10/31/2004          $12,726                 $13,064           $12,023
   11/30/2004          $13,710                 $14,199           $13,136
   12/31/2004          $14,361                 $14,927           $13,769
    1/31/2005          $14,291                 $14,963           $13,812
    2/28/2005          $15,463                 $16,219           $15,025
    3/31/2005          $14,738                 $15,207           $14,035
    4/30/2005          $14,268                 $14,866           $13,661
    5/31/2005          $14,824                 $15,423           $14,142
    6/30/2005          $15,301                 $15,943           $14,630
    7/31/2005          $16,138                 $17,046           $15,665
    8/31/2005          $16,084                 $17,039           $15,806
    9/30/2005          $17,382                 $18,795           $17,280
   10/31/2005          $16,396                 $17,570           $16,151
   11/30/2005          $17,663                 $18,996           $17,489
   12/31/2005          $18,472                 $20,180           $18,525
    1/31/2006          $20,303                 $22,346           $20,605
    2/28/2006          $20,374                 $22,360           $20,585
    3/31/2006          $20,559                 $22,641           $20,770
    4/30/2006          $21,956                 $24,544           $22,252
    5/31/2006          $19,932                 $22,113           $19,925
    6/30/2006          $19,623                 $22,021           $19,883
    7/31/2006          $20,075                 $22,303           $20,181
    8/31/2006          $20,496                 $22,961           $20,705
    9/30/2006          $20,448                 $23,162           $20,879
   10/31/2006          $21,424                 $24,200           $21,871
   11/30/2006          $22,639                 $26,087           $23,501
   12/31/2006          $23,761                 $27,266           $24,561

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------
ADVISOR CLASS 4                   12/31/06
--------------------------------------------
1-Year                             +28.63%
--------------------------------------------
5-Year                             +26.77%
--------------------------------------------
10-Year                             +9.04%
--------------------------------------------

ENDNOTES

THE FUND INVESTS IN FOREIGN SECURITIES, WHICH CAN INVOLVE EXPOSURE TO CURRENCY VOLATILITY AND POLITICAL, ECONOMIC AND REGULATORY UNCERTAINTY. INVESTMENTS IN DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THESE MARKETS' SMALLER SIZE AND LESSER LIQUIDITY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:    Shares are available to certain eligible investors as
                  described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +137.61% and +9.04%.

5. Source: Standard & Poor's Micropal. The S&P/IFCI Composite Index is a free float-adjusted, market capitalization-weighted index designed to measure equity performance of global emerging markets. The MSCI EM Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global emerging markets.


                                                              Annual Report | 13

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


14 | Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

------------------------------------------------------------------------------------------------------------------------
                                              BEGINNING ACCOUNT      ENDING ACCOUNT              EXPENSES PAID DURING
CLASS A                                          VALUE 7/1/06        VALUE 12/31/06            PERIOD* 7/1/06-12/31/06
------------------------------------------------------------------------------------------------------------------------
Actual                                             $1,000              $1,208.70                       $10.52
------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000              $1,015.68                       $ 9.60
------------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------------
Actual                                             $1,000              $1,204.60                       $14.56
------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000              $1,012.00                       $13.29
------------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------------
Actual                                             $1,000              $1,204.30                       $14.50
------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000              $1,012.05                       $13.24
------------------------------------------------------------------------------------------------------------------------
CLASS R
------------------------------------------------------------------------------------------------------------------------
Actual                                             $1,000              $1,207.70                       $11.74
------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000              $1,014.57                       $10.71
------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
------------------------------------------------------------------------------------------------------------------------
Actual                                             $1,000              $1,210.90                       $8.92
------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000              $1,017.14                       $ 8.13
------------------------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      1.89%; B: 2.62%; C: 2.61%; R: 2.11%; and Advisor: 1.60%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


                                                              Annual Report | 15

Templeton Developing Markets Trust

FINANCIAL HIGHLIGHTS

                                                -----------------------------------------------------------------------
                                                                        YEAR ENDED DECEMBER 31,
CLASS A                                               2006           2005           2004           2003           2002
                                                -----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........   $    23.42     $    18.53     $    14.95     $    10.00     $     9.88
                                                -----------------------------------------------------------------------
Income from investment operations a:

 Net investment income b ....................         0.36           0.28           0.18           0.22           0.10

 Net realized and unrealized gains (losses) .         6.20           4.90           3.66           4.98           0.07
                                                -----------------------------------------------------------------------
Total from investment operations ............         6.56           5.18           3.84           5.20           0.17
                                                -----------------------------------------------------------------------
Less distributions from:

 Net investment income ......................        (0.53)         (0.29)         (0.26)         (0.25)         (0.05)

 Net realized gains .........................        (1.17)            --             --             --             --
                                                -----------------------------------------------------------------------
Total distributions .........................        (1.70)         (0.29)         (0.26)         (0.25)         (0.05)
                                                -----------------------------------------------------------------------
Redemption fees .............................           -- d           -- d            -- d          -- d           --
                                                -----------------------------------------------------------------------
Net asset value, end of year ................   $    28.28     $    23.42     $    18.53     $    14.95     $    10.00
                                                =======================================================================

Total return c ..............................        28.29%         28.20%         25.45%         53.14%          1.68%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .............   $4,876,035     $3,395,151     $2,305,376     $1,873,277     $1,168,340

Ratios to average net assets:

 Expenses ...................................         1.86% e        1.97% e        2.03% e        2.17%          2.24%

 Net investment income ......................         1.39%          1.36%          1.12%          1.85%          0.96%

Portfolio turnover rate .....................        51.95%         34.76%         58.74%         48.60%         49.05%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.


16 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Templeton Developing Markets Trust

                                                -------------------------------------------------------------
                                                                   YEAR ENDED DECEMBER 31,
CLASS B                                             2006         2005         2004         2003         2002
                                                -------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........   $  23.03     $  18.24     $  14.74     $   9.82     $   9.77
                                                -------------------------------------------------------------
Income from investment operations a:

 Net investment income b ....................       0.17         0.15         0.06         0.13         0.03

 Net realized and unrealized gains (losses) .       6.08         4.80         3.61         4.93         0.07
                                                -------------------------------------------------------------
Total from investment operations ............       6.25         4.95         3.67         5.06         0.10
                                                -------------------------------------------------------------
Less distributions from:

 Net investment income ......................      (0.33)       (0.16)       (0.17)       (0.14)       (0.05)

 Net realized gains .........................      (1.17)          --           --           --           --
                                                -------------------------------------------------------------
Total distributions .........................      (1.50)       (0.16)       (0.17)       (0.14)       (0.05)
                                                -------------------------------------------------------------
Redemption fees .............................         -- d         -- d         -- d         -- d         --
                                                -------------------------------------------------------------
Net asset value, end of year ................   $  27.78     $  23.03     $  18.24     $  14.74     $   9.82
                                                =============================================================

Total return c ..............................      27.40%       27.35%       24.70%       52.17%        0.98%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .............   $ 54,991     $ 46,965     $ 36,992     $ 26,062     $ 12,377

Ratios to average net assets:

 Expenses ...................................       2.58% e      2.62% e      2.68% e      2.82%        2.88%

 Net investment income ......................       0.67%        0.71%        0.47%        1.20%        0.32%

Portfolio turnover rate .....................      51.95%       34.76%       58.74%       48.60%       49.05%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 17

Templeton Developing Markets Trust

                                                -------------------------------------------------------------
                                                                  YEAR ENDED DECEMBER 31,
CLASS C                                             2006         2005         2004         2003         2002
                                                -------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........   $  23.00     $  18.22     $  14.72     $   9.79     $   9.73
                                                -------------------------------------------------------------
Income from investment operations a:

 Net investment income b ....................       0.17         0.14         0.05         0.14         0.03

 Net realized and unrealized gains (losses) .       6.07         4.81         3.60         4.90         0.08
                                                -------------------------------------------------------------
Total from investment operations ............       6.24         4.95         3.65         5.04         0.11
                                                -------------------------------------------------------------
Less distributions from:

 Net investment income ......................      (0.35)       (0.17)       (0.15)       (0.11)       (0.05)

 Net realized gains .........................      (1.17)          --           --           --           --
                                                -------------------------------------------------------------
Total distributions .........................      (1.52)       (0.17)       (0.15)       (0.11)       (0.05)
                                                -------------------------------------------------------------
Redemption fees .............................         -- d         -- d         -- d         -- d         --
                                                -------------------------------------------------------------
Net asset value, end of year ................   $  27.72     $  23.00     $  18.22     $  14.72     $   9.79
                                                =============================================================

Total return c ..............................      27.38%       27.31%       24.72%       52.25%        0.98%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .............   $489,722     $364,355     $258,365     $208,581     $127,808

Ratios to average net assets:

 Expenses ...................................       2.58% e      2.63% e      2.69% e      2.82%        2.89%

 Net investment income ......................       0.67%        0.70%        0.46%        1.20%        0.31%

Portfolio turnover rate .....................      51.95%       34.76%       58.74%       48.60%       49.05%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.

18 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Templeton Developing Markets Trust

                                                ---------------------------------------------------------------
                                                                  YEAR ENDED DECEMBER 31,
CLASS R                                             2006         2005         2004         2003       2002 f
                                                ---------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........   $  23.20     $  18.39     $  14.85     $   9.98     $   9.93
                                                ---------------------------------------------------------------
Income from investment operations a:

 Net investment income b ....................       0.29         0.20         0.16         0.17         0.03

 Net realized and unrealized gains (losses) .       6.14         4.90         3.64         4.98         0.07
                                                ---------------------------------------------------------------
Total from investment operations ............       6.43         5.10         3.80         5.15         0.10
                                                ---------------------------------------------------------------
Less distributions from:

 Net investment income ......................      (0.50)       (0.29)       (0.26)       (0.28)       (0.05)

 Net realized gains .........................      (1.17)          --           --           --           --
                                                ---------------------------------------------------------------
Total distributions .........................      (1.67)       (0.29)       (0.26)       (0.28)       (0.05)
                                                ---------------------------------------------------------------
Redemption fees .............................         -- d         -- d         -- d         -- d         --
                                                ---------------------------------------------------------------
Net asset value, end of year ................   $  27.96     $  23.20     $  18.39     $  14.85     $   9.98
                                                ===============================================================

Total return c ..............................      27.99%       28.03%       25.28%       52.82%        0.96%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .............   $ 40,779     $ 16,183     $  5,220     $  1,688     $    381

Ratios to average net assets:

 Expenses ...................................       2.08% e      2.13% e      2.18% e      2.32%        2.39% g

 Net investment income ......................       1.17%        1.20%        0.97%        1.70%        0.81% g

Portfolio turnover rate .....................      51.95%       34.76%       58.74%       48.60%       49.05%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable and is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.

f     For the period January 2, 2002 (effective date) to December 31, 2002.

g     Annualized.

                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 19

Templeton Developing Markets Trust

                                                -------------------------------------------------------------
                                                                   YEAR ENDED DECEMBER 31,
ADVISOR CLASS                                       2006         2005         2004         2003         2002
                                                -------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........   $  23.40     $  18.51     $  14.93     $  10.01     $   9.84
                                                -------------------------------------------------------------
Income from investment operations a:

 Net investment income b ....................       0.43         0.32         0.24         0.26         0.12

 Net realized and unrealized gains (losses) .       6.22         4.92         3.65         4.99         0.10
                                                -------------------------------------------------------------
Total from investment operations ............       6.65         5.24         3.89         5.25         0.22
                                                -------------------------------------------------------------
Less distributions from:

 Net investment income ......................      (0.61)       (0.35)       (0.31)       (0.33)       (0.05)

 Net realized gains .........................      (1.17)          --           --           --           --
                                                -------------------------------------------------------------
Total distributions .........................      (1.78)       (0.35)       (0.31)       (0.33)       (0.05)
                                                -------------------------------------------------------------
Redemption fees .............................         -- c         -- c         -- c         -- c         --
                                                -------------------------------------------------------------
Net asset value, end of year ................   $  28.27     $  23.40     $  18.51     $  14.93     $  10.01
                                                =============================================================

Total return ................................      28.63%       28.63%       25.98%       53.72%        2.20%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .............   $460,225     $343,823     $199,101     $203,660     $130,459

Ratios to average net assets:

 Expenses ...................................       1.58% d      1.63% d      1.68% d      1.82%        1.89%

 Net investment income ......................       1.67%        1.70%        1.47%        2.20%        1.31%

Portfolio turnover rate .....................      51.95%       34.76%       58.74%       48.60%       49.05%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c     Amount rounds to less than $0.01 per share.

d     Benefit of expense reduction rounds to less than 0.01%.


20 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Templeton Developing Markets Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2006

---------------------------------------------------------------------------------------------------------------------
                                                             INDUSTRY                  SHARES/RIGHTS       VALUE
---------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 98.4%
    COMMON STOCKS AND RIGHTS 90.1%
    AUSTRIA 0.8%
    OMV AG .................................        Oil, Gas & Consumable Fuels               299,320   $  16,986,095
    Wienerberger AG ........................             Building Products                    474,999      28,216,008
                                                                                                        -------------
                                                                                                           45,202,103
                                                                                                        -------------
    BRAZIL 1.6%
    Centrais Eletricas Brasileiras SA ......             Electric Utilities             1,501,895,648      35,914,740
    CPFL Energia SA ........................             Electric Utilities                 1,477,832      20,751,210
    Souza Cruz SA ..........................                  Tobacco                       2,160,017      38,468,826
                                                                                                        -------------
                                                                                                           95,134,776
                                                                                                        -------------
    CHINA 11.1%
    Aluminum Corp. of China Ltd., H ........              Metals & Mining                  97,284,000      90,041,302
a,b China Coal Energy Co., H, 144A .........        Oil, Gas & Consumable Fuels             3,893,000       2,527,223
    China Mobile Ltd. ......................    Wireless Telecommunication Services         6,873,924      59,380,227
    China Petroleum and Chemical Corp., H ..        Oil, Gas & Consumable Fuels            71,856,000      66,506,392
    China Shenhua Energy Co. Ltd., H .......        Oil, Gas & Consumable Fuels             3,013,500       7,251,785
    Citic Pacific Ltd. .....................          Industrial Conglomerates              3,163,764      10,919,839
    CNOOC Ltd. .............................        Oil, Gas & Consumable Fuels           122,205,000     116,091,725
    Denway Motors Ltd. .....................                Automobiles                    68,846,386      27,877,868
    PetroChina Co. Ltd., H .................        Oil, Gas & Consumable Fuels           142,499,000     201,865,111
  b PetroChina Co. Ltd., H, 144A ...........        Oil, Gas & Consumable Fuels            26,450,000      37,469,261
    Shanghai Industrial Holdings Ltd. ......          Industrial Conglomerates             12,001,000      25,547,336
    Travelsky Technology Ltd., H ...........                IT Services                     7,583,000      11,560,952
                                                                                                        -------------
                                                                                                          657,039,021
                                                                                                        -------------
    CZECH REPUBLIC 0.2%
    Philip Morris CR AS ....................                  Tobacco                          24,511      12,752,543
                                                                                                        -------------
    HONG KONG 1.2%
    Cheung Kong (Holdings) Ltd. ............                Real Estate                     2,249,000      27,681,912
    Cheung Kong Infrastructure Holdings Ltd.             Electric Utilities                 2,447,000       7,596,595
    Dairy Farm International Holdings Ltd. .          Food & Staples Retailing              1,734,654       5,897,824
    Hopewell Holdings Ltd. .................       Transportation Infrastructure            2,412,000       8,464,627
    MTR Corp. Ltd. .........................                Road & Rail                     8,439,349      21,220,013
                                                                                                        -------------
                                                                                                           70,860,971
                                                                                                        -------------
    HUNGARY 3.5%
  a Magyar Telekom PLC .....................   Diversified Telecommunication Services      10,455,479      58,084,470
    MOL Magyar Olaj-es Gazipari Rt .........        Oil, Gas & Consumable Fuels               632,010      71,681,672
    OTP Bank Ltd. ..........................              Commercial Banks                  1,110,570      51,025,165
    Richter Gedeon Nyrt ....................              Pharmaceuticals                     114,888      26,205,648
                                                                                                        -------------
                                                                                                          206,996,955
                                                                                                        -------------
    INDIA 1.6%
    Gail India Ltd. ........................               Gas Utilities                    2,775,840      16,457,462
    Indian Oil Corp. Ltd. ..................        Oil, Gas & Consumable Fuels             2,211,859      22,564,823
    Oil & Natural Gas Corp. Ltd. ...........        Oil, Gas & Consumable Fuels             2,257,206      44,517,332
  b Oil & Natural Gas Corp. Ltd., 144A .....        Oil, Gas & Consumable Fuels               579,360      11,426,321
    Tata Chemicals Ltd. ....................                 Chemicals                        208,583       1,019,156
                                                                                                        -------------
                                                                                                           95,985,094
                                                                                                        -------------


                                                              Annual Report | 21

Templeton Developing Markets Trust

-----------------------------------------------------------------------------------------------------------------
                                                           INDUSTRY                  SHARES/RIGHTS       VALUE
-----------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS AND RIGHTS (CONTINUED)
    INDONESIA 0.3%
    PT Astra International Tbk ...........                Automobiles                    9,294,000   $ 16,224,584
                                                                                                     ------------
    ISRAEL 0.6%
  a Taro Pharmaceutical Industries Ltd. ..              Pharmaceuticals                  1,112,123     11,121,230
    Teva Pharmaceutical Industries Ltd.,
      ADR ................................              Pharmaceuticals                    746,490     23,200,909
                                                                                                     ------------
                                                                                                       34,322,139
                                                                                                     ------------
    MALAYSIA 1.3%
    Maxis Communications Bhd .............    Wireless Telecommunication Services       17,565,900     50,756,992
    Sime Darby Bhd .......................          Industrial Conglomerates            11,662,700     23,787,943
                                                                                                     ------------
                                                                                                       74,544,935
                                                                                                     ------------
    MEXICO 2.5%
    Grupo Bimbo SA de CV, A ..............               Food Products                   2,267,438     11,334,304
    Kimberly Clark de Mexico SA de CV, A .             Household Products               18,473,712     85,333,663
    Telefonos de Mexico SA de CV, L, ADR .   Diversified Telecommunication Services      1,719,540     48,594,201
                                                                                                     ------------
                                                                                                      145,262,168
                                                                                                     ------------
    PAKISTAN 0.2%
    Pakistan Telecommunications Corp., A .   Diversified Telecommunication Services     19,961,524     14,546,727
                                                                                                     ------------
    PANAMA 0.2%
    Banco Latinoamericano de Exportaciones
      SA, E ..............................              Commercial Banks                   718,800     12,190,848
                                                                                                     ------------
    PERU 0.1%
    Compania de Minas Buenaventura SA,
      ADR ................................              Metals & Mining                    210,500      5,906,630
                                                                                                     ------------
    PHILIPPINES 0.6%
    San Miguel Corp., B ..................                 Beverages                    22,727,236     35,909,496
                                                                                                     ------------
    POLAND 0.7%
  a Grupa Lotos SA .......................        Oil, Gas & Consumable Fuels              313,126      5,317,091
    Polski Koncern Naftowy Orlen SA ......        Oil, Gas & Consumable Fuels            2,318,128     38,085,870
                                                                                                     ------------
                                                                                                       43,402,961
                                                                                                     ------------
    RUSSIA 8.7%
  b Evraz Group SA, GDR, 144A ............              Metals & Mining                    186,800      4,735,380
    Gazprom ..............................        Oil, Gas & Consumable Fuels            2,282,330     26,246,795
    Gazprom, ADR .........................        Oil, Gas & Consumable Fuels            3,316,066    152,539,036
    LUKOIL, ADR ..........................        Oil, Gas & Consumable Fuels              743,832     65,085,300
    LUKOIL, ADR (London Exchange) ........        Oil, Gas & Consumable Fuels              645,346     56,338,706
    Mining and Metallurgical Co.
      Norilsk Nickel .....................              Metals & Mining                    472,823     74,233,211
    Mobile Telesystems, ADR ..............    Wireless Telecommunication Services          499,330     25,061,373
a,b OAO TMK, 144A ........................        Energy Equipment & Services              664,868      5,518,404
    TNK-BP ...............................        Oil, Gas & Consumable Fuels            5,936,000     15,403,920
    Unified Energy Systems ...............             Electric Utilities               75,300,700     81,324,756
  a ZAO Polyus Gold Co. ..................              Metals & Mining                    192,132      9,472,107
                                                                                                     ------------
                                                                                                      515,958,988
                                                                                                     ------------


22 | Annual Report

Templeton Developing Markets Trust

-----------------------------------------------------------------------------------------------------------------
                                                          INDUSTRY                   SHARES/RIGHTS      VALUE
-----------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   COMMON STOCKS AND RIGHTS (CONTINUED)
   SINGAPORE 1.0%
   ComfortDelGro Corp. Ltd. ..............                Road & Rail                   21,755,000   $ 22,841,012
   Fraser and Neave Ltd. .................          Industrial Conglomerates            11,585,980     33,999,746
                                                                                                     ------------
                                                                                                       56,840,758
                                                                                                     ------------
   SOUTH AFRICA 13.3%
   Anglo American PLC ....................              Metals & Mining                  2,607,198    127,221,219
   Edgars Consolidated Stores Ltd. .......              Specialty Retail                 9,005,423     50,123,282
 a Imperial Holdings Ltd. ................          Air Freight & Logistics              2,369,617     55,444,051
   JD Group Ltd. .........................              Specialty Retail                 2,996,971     34,015,915
   Massmart Holdings Ltd. ................          Food & Staples Retailing             2,564,629     25,687,456
   MTN Group Ltd. ........................    Wireless Telecommunication Services        6,654,500     80,988,600
   Nedbank Group Ltd. ....................              Commercial Banks                 3,527,324     67,187,123
   Old Mutual PLC ........................                 Insurance                    45,314,944    154,633,827
   Remgro Ltd. ...........................       Diversified Financial Services          6,920,180    175,760,477
   Standard Bank Group Ltd. ..............              Commercial Banks                 1,387,716     18,710,777
                                                                                                     ------------
                                                                                                      789,772,727
                                                                                                     ------------
   SOUTH KOREA 15.2%
   GS Holdings Corp. .....................        Oil, Gas & Consumable Fuels              988,400     31,990,151
   Hana Financial Group Inc. .............              Commercial Banks                 1,776,569     93,413,144
 a Hite Brewery Co. Ltd. .................                 Beverages                       120,296     15,457,389
 a Hyundai Development Co. ...............         Construction & Engineering              937,670     57,268,447
 a Kangwon Land Inc. .....................       Hotels, Restaurants & Leisure           4,585,936     99,608,503
   LG Card Co. Ltd. ......................              Consumer Finance                 1,308,630     87,101,287
   LG Corp. ..............................          Industrial Conglomerates               335,000     10,752,419
   Lotte Shopping Co. Ltd. ...............              Multiline Retail                   132,953     55,182,643
   Samsung Electronics Co. Ltd. ..........   Semiconductors & Semiconductor Equipment      397,971    262,318,519
   Samsung Fine Chemicals Co. Ltd. .......                 Chemicals                        55,560      1,391,987
 a Shinhan Financial Group Co. Ltd. ......              Commercial Banks                 1,191,000     60,830,645
   SK Corp. ..............................        Oil, Gas & Consumable Fuels              837,100     65,707,850
   SK Telecom Co. Ltd. ...................    Wireless Telecommunication Services          256,567     61,382,965
                                                                                                     ------------
                                                                                                      902,405,949
                                                                                                     ------------
   SWEDEN 0.9%
   Oriflame Cosmetics SA, SDR ............             Personal Products                 1,285,184     52,899,038
                                                                                                     ------------
   TAIWAN 11.8%
   Asustek Computer Inc. .................          Computers & Peripherals             20,675,100     56,597,174
   Chunghwa Telecom Co. Ltd. .............   Diversified Telecommunication Services     18,082,560     33,629,067
   D-Link Corp. ..........................          Communications Equipment            25,131,582     32,932,900
   Lite-On Technology Corp. ..............          Computers & Peripherals             35,828,643     48,434,916
   MediaTek Inc. .........................   Semiconductors & Semiconductor Equipment    2,839,100     29,362,489
   Mega Financial Holding Co. Ltd. .......              Commercial Banks                92,289,308     67,832,712
   President Chain Store Corp. ...........          Food & Staples Retailing            12,672,164     30,606,086
   Realtek Semiconductor Corp. ...........   Semiconductors & Semiconductor Equipment   32,010,922     55,111,638
   Siliconware Precision Industries Co. ..   Semiconductors & Semiconductor Equipment   19,033,134     29,906,290
   Sunplus Technology Co. Ltd. ...........   Semiconductors & Semiconductor Equipment   34,576,201     42,179,039
   Synnex Technology International Corp. .     Electronic Equipment & Instruments       17,335,064     21,918,203
   Taiwan Mobile Co. Ltd. ................    Wireless Telecommunication Services       54,608,106     56,644,284


                                                              Annual Report | 23

Templeton Developing Markets Trust

---------------------------------------------------------------------------------------------------------------------------------
                                                                         INDUSTRY                   SHARES/RIGHTS      VALUE
---------------------------------------------------------------------------------------------------------------------------------
           LONG TERM INVESTMENTS (CONTINUED)
           COMMON STOCKS AND RIGHTS (CONTINUED)
           TAIWAN (CONTINUED)
           Taiwan Semiconductor Manufacturing
             Co. Ltd. ................................   Semiconductors & Semiconductor Equipment     69,330,045   $  143,617,555
           United Microelectronics Corp. .............   Semiconductors & Semiconductor Equipment     66,977,000       41,622,963
         a Yageo Corp. ...............................      Electronic Equipment & Instruments        19,092,000        8,905,889
                                                                                                                   --------------
                                                                                                                      699,301,205
                                                                                                                   --------------
           THAILAND 2.4%
           Kasikornbank Public Co. Ltd., fgn .........               Commercial Banks                 22,642,900       39,920,486
           PTT Public Co. Ltd., fgn ..................         Oil, Gas & Consumable Fuels             3,192,000       18,908,886
           Siam Cement Public Co. Ltd., fgn ..........            Construction Materials               5,068,113       36,313,137
           Siam Commercial Bank Public Co.
             Ltd., fgn ...............................               Commercial Banks                 11,354,300       18,576,852
         a Thai Airways International Public Co.
             Ltd., fgn ...............................                   Airlines                     14,177,700       17,797,113
           Thai Beverages Co., Ltd., fgn .............                  Beverages                      8,972,000        1,579,732
         b Thai Beverages Co., Ltd., 144A ............                  Beverages                     52,273,000        9,203,893
         a True Corp. Public Co. Ltd., fgn., rts.,
             3/28/08 .................................    Diversified Telecommunication Services       2,258,595               --
                                                                                                                   --------------
                                                                                                                      142,300,099
                                                                                                                   --------------
           TURKEY 8.2%
           Akbank TAS ................................               Commercial Banks                 27,105,772      164,683,602
           Anadolu Efes Biracilik Ve Malt Sanayii
             AS ......................................                  Beverages                         44,136        1,364,147
           Arcelik AS, Br ............................              Household Durables                 8,601,829       50,741,980
         a KOC Holding AS ............................           Industrial Conglomerates              2,862,075       11,120,743
         a Migros Turk TAS ...........................           Food & Staples Retailing                223,847        2,893,960
           Tupras-Turkiye Petrol Rafineleri AS .......         Oil, Gas & Consumable Fuels             4,740,040       81,037,773
         a Turk Hava Yollari Anonim Ortakligi ........                   Airlines                      1,896,000        8,170,682
       a,b Turk Hava Yollari Anonim Ortakligi,
             144A ....................................                   Airlines                      5,903,000       25,438,573
           Turkcell Iletisim Hizmetleri AS ...........     Wireless Telecommunication Services        13,426,257       67,818,960
           Turkiye Vakiflar Bankasi T.A.O ............               Commercial Banks                 14,762,919       69,355,995
                                                                                                                   --------------
                                                                                                                      482,626,415
                                                                                                                   --------------
           UNITED KINGDOM 2.1%
           HSBC Holdings PLC .........................               Commercial Banks                  4,008,402       73,478,224
           Provident Financial PLC ...................               Consumer Finance                  3,714,808       51,033,378
                                                                                                                   --------------
                                                                                                                      124,511,602
                                                                                                                   --------------
           TOTAL COMMON STOCKS AND RIGHTS
             (COST $3,774,899,828) ...................                                                              5,332,898,732
                                                                                                                   --------------
           DIRECT EQUITY INVESTMENTS
             (COST $4,447,586) 0.1%
           HONG KONG 0.1%
 a,c,d,e,f Mayfair Hanoi, Ltd., 30% equity owned
             through HEA Holdings Ltd., a wholly owned
              investment .............................                 Real Estate                                      4,847,692
                                                                                                                   --------------


 24 | Annual Report

Templeton Developing Markets Trust

-----------------------------------------------------------------------------------------------------------------------
                                                             INDUSTRY                    SHARES/RIGHTS      VALUE
-----------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    PREFERRED STOCKS 8.2%
    BRAZIL 8.2%
    Banco Bradesco SA, ADR, pfd ...........              Commercial Banks                   2,435,898   $   98,288,484
    Companhia Vale do Rio Doce, ADR,
     pfd., A ..............................              Metals & Mining                    4,585,900      120,379,875
    Petroleo Brasileiro SA, ADR, pfd ......        Oil, Gas & Consumable Fuels              2,125,941      197,202,287
    Unibanco - Uniao de Bancos Brasileiros
     SA, GDR, pfd .........................              Commercial Banks                     759,800       70,630,904
                                                                                                        --------------
    TOTAL PREFERRED STOCKS
     (COST $248,164,873) ..................                                                                486,501,550
                                                                                                        --------------
    TOTAL LONG TERM INVESTMENTS
     (COST $4,027,512,287) ................                                                              5,824,247,974
                                                                                                        --------------


                                                                                      ----------------
                                                                                      PRINCIPAL AMOUNT
                                                                                      ----------------
    SHORT TERM INVESTMENTS 1.5%
    UNITED STATES 1.5%
  g Federal Farm Credit Bank, 7/09/07 .....                                            $   10,000,000        9,739,500
  g Federal Home Loan Bank, 1/02/07 .......                                                58,056,000       58,056,000
  g Federal Home Loan Mortgage Association,
     2/05/07 ..............................                                                 4,225,000        4,205,227
  g Federal National Mortgage Association,
     1/19/07 - 1/22/07 ....................                                                19,020,000       18,970,363
                                                                                                        --------------
    TOTAL SHORT TERM INVESTMENTS
     (COST $90,927,727) ...................                                                                 90,971,090
                                                                                                        --------------
    TOTAL INVESTMENTS
     (COST $4,118,440,014) 99.9% ..........                                                              5,915,219,064
    OTHER ASSETS, LESS LIABILITIES 0.1% ...                                                                  6,532,638
                                                                                                        --------------
    NET ASSETS 100.0% .....................                                                             $5,921,751,702
                                                                                                        ==============

SELECTED PORTFOLIO ABBREVIATIONS

ADR   - American Depository Receipt
GDR   - Global Depository Receipt
SDR   - Swedish Depository Receipt

a     Non-income producing for the twelve months ended December 31, 2006.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At December 31, 2006, the value of these securities was $96,319,055, representing 1.63% of net assets.

c Security has been deemed illiquid because it may not be able to be sold within seven days. At December 31, 2006, the value of this security was $4,847,692, representing 0.08% of net assets.

d     See Note 8 regarding restricted securities.

e     See Note 9 regarding holdings of 5% voting securities.

f     See Note 10 regarding other considerations - security board member.

g     The security is traded on a discount basis with no stated coupon rate.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 25

Templeton Developing Markets Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2006

Assets:
 Investments in securities:
  Cost - Unaffiliated issuers ............................      $ 4,113,992,428
  Cost - Controlled affiliated issuers (Note 9) ..........            4,447,586
                                                                ----------------
  Total cost of investments ..............................      $ 4,118,440,014
                                                                ================
  Value - Unaffiliated issuers ...........................      $ 5,910,371,372
  Value - Controlled affiliated issuers (Note 9) .........            4,847,692
                                                                ----------------
  Total value of investments .............................        5,915,219,064
 Foreign currency, at value (cost $5,648,329) ............            5,076,961
 Receivables:
  Investment securities sold .............................           34,816,039
  Capital shares sold ....................................           15,086,175
  Dividends ..............................................           14,860,830
  Foreign tax ............................................              668,328
                                                                ----------------
        Total assets .....................................        5,985,727,397
                                                                ----------------
Liabilities:
 Payables:
  Investment securities purchased ........................            4,879,394
  Capital shares redeemed ................................           42,280,966
  Affiliates .............................................           10,738,853
 Funds advanced by custodian .............................            3,034,880
 Deferred tax ............................................              556,871
 Accrued expenses and other liabilities ..................            2,484,731
                                                                ----------------
        Total liabilities ................................           63,975,695
                                                                ----------------
           Net assets, at value ..........................      $ 5,921,751,702
                                                                ================
Net assets consist of:
 Paid-in capital .........................................      $ 4,121,530,847
 Distributions in excess of net investment income ........          (60,218,762)
 Net unrealized appreciation (depreciation) ..............        1,795,943,365
 Accumulated net realized gain (loss) ....................           64,496,252
                                                                ----------------
           Net assets, at value ..........................      $ 5,921,751,702
                                                                ================


26 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Templeton Developing Markets Trust

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2006

CLASS A:
 Net assets, at value ................................................   $4,876,034,909
                                                                         ==============
 Shares outstanding ..................................................      172,405,425
                                                                         ==============
 Net asset value per share a .........................................   $        28.28
                                                                         ==============
 Maximum offering price per share (net asset value per share / 94.25%)   $        30.01
                                                                         ==============
CLASS B:
 Net assets, at value ................................................   $   54,990,973
                                                                         ==============
 Shares outstanding ..................................................        1,979,814
                                                                         ==============
 Net asset value and maximum offering price per share a ..............   $        27.78
                                                                         ==============
CLASS C:
 Net assets, at value ................................................   $  489,721,961
                                                                         ==============
 Shares outstanding ..................................................       17,665,406
                                                                         ==============
 Net asset value and maximum offering price per share a ..............   $        27.72
                                                                         ==============
CLASS R:
 Net assets, at value ................................................   $   40,778,763
                                                                         ==============
 Shares outstanding ..................................................        1,458,363
                                                                         ==============
 Net asset value and maximum offering price per share a ..............   $        27.96
                                                                         ==============
ADVISOR CLASS:
 Net assets, at value ................................................   $  460,225,096
                                                                         ==============
 Shares outstanding ..................................................       16,281,164
                                                                         ==============
 Net asset value and maximum offering price per share a ..............   $        28.27
                                                                         ==============

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.

                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 27

Templeton Developing Markets Trust

STATEMENT OF OPERATIONS
for the year ended December 31, 2006

Investment income:
 Dividends (net of foreign taxes of $13,248,039) ........................   $   162,487,868
 Interest (net of foreign taxes of $1,160) ..............................         5,724,817
 Other income (Note 11) .................................................           614,038
                                                                            ----------------
        Total investment income .........................................       168,826,723
                                                                            ----------------
Expenses:
 Management fees (Note 3a) ..............................................        62,692,564
 Administrative fees (Note 3b) ..........................................         4,470,657
 Distribution fees (Note 3c)
  Class A ...............................................................        12,028,877
  Class B ...............................................................           518,106
  Class C ...............................................................         4,310,124
  Class R ...............................................................           140,569
 Transfer agent fees (Note 3e) ..........................................         8,468,316
 Custodian fees (Note 4) ................................................         5,192,727
 Reports to shareholders ................................................           618,880
 Registration and filing fees ...........................................           240,995
 Professional fees ......................................................            83,556
 Trustees' fees and expenses ............................................           201,018
 Other ..................................................................           124,788
                                                                            ----------------
        Total expenses ..................................................        99,091,177
        Expense reductions (Note 4) .....................................           (40,796)
                                                                            ----------------
           Net expenses .................................................        99,050,381
                                                                            ----------------
            Net investment income .......................................        69,776,342
                                                                            ----------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments (net of foreign taxes $456,463) ...........................       612,574,695
  Foreign currency transactions .........................................          (397,944)
                                                                            ----------------
        Net realized gain (loss) ........................................       612,176,751
                                                                            ----------------
 Net change in unrealized appreciation (depreciation) on:
  Investments ...........................................................       550,786,452
  Translation of assets and liabilities denominated in foreign currencies          (194,287)
 Change in deferred taxes on unrealized appreciation (depreciation) .....          (129,204)
                                                                            ----------------
        Net unrealized appreciation (depreciation) ......................       550,462,961
                                                                            ----------------
Net realized and unrealized gain (loss) .................................     1,162,639,712
                                                                            ----------------
Net increase (decrease) in net assets resulting from operations .........   $ 1,232,416,054
                                                                            ================


28 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Templeton Developing Markets Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        -----------------------------------
                                                                                             YEAR ENDED DECEMBER 31,
                                                                                        -----------------------------------
                                                                                             2006               2005
                                                                                        -----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .............................................................   $    69,776,342    $    43,272,512
  Net realized gain (loss) from investments and foreign currency transactions .......       612,176,751        400,601,203
  Net change in unrealized appreciation (depreciation) on investments, translation of
     assets and liabilities denominated in foreign currencies, and deferred taxes ...       550,462,961        412,370,518
                                                                                        -----------------------------------
        Net increase (decrease) in net assets resulting from operations .............     1,232,416,054        856,244,233
                                                                                        -----------------------------------
 Distributions to shareholders from:
  Net investment income:
        Class A .....................................................................       (86,444,909)       (39,094,297)
        Class B .....................................................................          (667,578)          (328,927)
        Class C .....................................................................        (5,833,695)        (2,418,452)
        Class R .....................................................................          (607,853)          (140,866)
        Advisor Class ...............................................................        (9,377,163)        (4,529,261)
  Net realized gains:
        Class A .....................................................................      (193,859,398)                --
        Class B .....................................................................        (2,227,596)                --
        Class C .....................................................................       (19,753,179)                --
        Class R .....................................................................        (1,594,768)                --
        Advisor Class ...............................................................       (18,263,555)                --
                                                                                        -----------------------------------
 Total distributions to shareholders ................................................      (338,629,694)       (46,511,803)
                                                                                        -----------------------------------
 Capital share transactions: (Note 2)
        Class A .....................................................................       750,165,076        422,960,064
        Class B .....................................................................        (1,115,846)           357,601
        Class C .....................................................................        49,305,869         34,935,377
        Class R .....................................................................        19,666,403          8,554,551
        Advisor Class ...............................................................        43,404,176         84,841,579
                                                                                        -----------------------------------
 Total capital share transactions ...................................................       861,425,678        551,649,172
                                                                                        -----------------------------------
 Redemption fees ....................................................................            63,707             41,172
                                                                                        -----------------------------------
        Net increase (decrease) in net assets .......................................     1,755,275,745      1,361,422,774
Net assets:
 Beginning of year ..................................................................     4,166,475,957      2,805,053,183
                                                                                        -----------------------------------
 End of year ........................................................................   $ 5,921,751,702    $ 4,166,475,957
                                                                                        ===================================
Distributions in excess of net investment income included in net assets:
 End of year ........................................................................   $   (60,218,762)   $   (27,554,092)
                                                                                        ===================================


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 29

Templeton Developing Markets Trust

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Developing Markets Trust (the Fund) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as a diversified, open-end investment company. The Fund offers five classes of shares: Class A, Class B, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a


30 | Annual Report

Templeton Developing Markets Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A. SECURITY VALUATION (CONTINUED)

series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.


                                                              Annual Report | 31

Templeton Developing Markets Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. INCOME AND DEFERRED TAXES

No provision has been made for U.S. income taxes because the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

Foreign securities held by the Fund may be subject to foreign taxation on dividend and interest income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

The Fund may be subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in class-level expenses may result in payment of different per share distributions by class.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


32 | Annual Report

Templeton Developing Markets Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

G. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any Fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2006, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                 -----------------------------------------------------------------
                                                   YEAR ENDED DECEMBER 31,
                                            2006                             2005
                                 -----------------------------------------------------------------
                                    SHARES          AMOUNT           SHARES             AMOUNT
                                 -----------------------------------------------------------------
CLASS A SHARES:
 Shares sold .................    75,390,588    $ 1,976,178,201     62,784,335    $ 1,280,942,613
 Shares issued in reinvestment
  of distributions ...........     8,843,430        242,813,868      1,592,210         33,794,108
 Shares redeemed .............   (56,794,665)    (1,468,826,993)   (43,826,099)      (891,776,657)
                                 -----------------------------------------------------------------
 Net increase (decrease) .....    27,439,353    $   750,165,076     20,550,446    $   422,960,064
                                 =================================================================
CLASS B SHARES:
 Shares sold .................       320,132    $     8,140,448        346,641    $     6,913,076
 Shares issued in reinvestment
  of distributions ...........        98,115          2,642,216         15,252            297,644
 Shares redeemed .............      (477,650)       (11,898,510)      (350,954)        (6,853,119)
                                 -----------------------------------------------------------------
 Net increase (decrease) .....       (59,403)   $    (1,115,846)        10,939    $       357,601
                                 =================================================================
CLASS C SHARES:
 Shares sold .................     4,986,758    $   127,231,831      4,078,278    $    82,118,609
 Shares issued in reinvestment
  of distributions ...........       771,265         20,741,944        100,801          1,982,771
 Shares redeemed .............    (3,933,841)       (98,667,906)    (2,515,326)       (49,166,003)
                                 -----------------------------------------------------------------
 Net increase (decrease) .....     1,824,182    $    49,305,869      1,663,753    $    34,935,377
                                 =================================================================


                                                              Annual Report | 33

Templeton Developing Markets Trust

 2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                  ----------------------------------------------------------------
                                                   YEAR ENDED DECEMBER 31,
                                             2006                            2005
                                  ----------------------------------------------------------------
                                    SHARES           AMOUNT           SHARES           AMOUNT
                                  ----------------------------------------------------------------
CLASS R SHARES:
 Shares sold .................     1,117,472    $    28,707,815        561,492    $    11,503,248
 Shares issued in reinvestment
  of distributions ...........        79,447          2,160,569          6,460            138,829
 Shares redeemed .............      (436,201)       (11,201,981)      (154,113)        (3,087,526)
                                  ----------------------------------------------------------------
 Net increase (decrease) .....       760,718    $    19,666,403        413,839    $     8,554,551
                                  ================================================================
ADVISOR CLASS SHARES:
 Shares sold .................     6,580,284    $   171,573,920      7,573,075    $   161,924,074
 Shares issued in reinvestment
  of distributions ...........       643,066         17,659,742        131,387          2,828,459
 Shares redeemed .............    (5,632,960)      (145,829,486)    (3,772,674)       (79,910,954)
                                  ----------------------------------------------------------------
 Net increase (decrease) .....     1,590,390    $    43,404,176      3,931,788    $    84,841,579
                                  ================================================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

-----------------------------------------------------------------------------------------------------
SUBSIDIARY                                                         AFFILIATION
-----------------------------------------------------------------------------------------------------
Templeton Asset Management Ltd. (TAML)                             Investment manager
Franklin Templeton Services, LLC (FT Services)                     Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)               Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)      Transfer agent

A. MANAGEMENT FEES

The Fund pays an investment management fee to TAML based on the average daily net assets of the Fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE     NET ASSETS
--------------------------------------------------------------------------------
       1.250%           Up to and including $1 billion
       1.200%           Over $1 billion, up to and including $5 billion
       1.150%           Over $5 billion, up to and including $10 billion
       1.100%           Over $10 billion, up to and including $15 billion
       1.050%           Over $15 billion, up to and including $20 billion
       1.000%           In excess of $20 billion

34 | Annual Report

Templeton Developing Markets Trust

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

B. ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services based on the average daily net assets of the Fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE       NET ASSETS
--------------------------------------------------------------------------------
       0.150%             Up to and including $200 million
       0.135%             Over $200 million, up to and including $700 million
       0.100%             Over $700 million, up to and including $1.2 billion
       0.075%             In excess of $1.2 billion

C. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund's Class B, C, and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A .....................................   0.35%
Class B .....................................   1.00%
Class C .....................................   1.00%
Class R .....................................   0.50%

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:

Sales charges retained net of commissions paid to
 unaffiliated broker/dealers ................................    $873,040
Contingent deferred sales charges retained ..................    $116,555

E. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $8,468,316 of which $4,564,895 was retained by Investor Services.


                                                              Annual Report | 35

Templeton Developing Markets Trust

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2006, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At December 31, 2006, the Fund had tax basis capital losses which may be carried over to offset future capital gains, if any. At December 31, 2006, the Fund had remaining tax basis capital losses of $7,033,412 from the merged Templeton Vietnam and Southeast Asia Fund and Templeton Emerging Markets Appreciation Fund which may be carried over to offset future capital gains, subject to certain limitations under the Internal Revenue Code. During the year ended December 31, 2006, the fund utilized $300,676,093 of capital loss carryforwards, which included $3,962,284 from the merged Fund. At December 31, 2006, capital loss carryforwards were as follows:

Capital loss carryovers expiring in:
   2008 .........................................   $3,805,280
   2009 .........................................    3,228,132
                                                    ----------
                                                    $7,033,412
                                                    ==========

For tax purposes, realized currency losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2006, the Fund deferred realized currency losses of $639,119.

The tax character of distributions paid during the years ended December 31, 2006 and 2005, was as follows:

                                        --------------------------------
                                            2006               2005
                                        --------------------------------
Distributions paid from:
   Ordinary income ..................   $102,931,198        $46,511,803
   Long term capital gain ...........    235,698,496                 --
                                        --------------------------------
                                        $338,629,694        $46,511,803
                                        ================================

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares and foreign taxes paid on net realized gains.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, passive foreign investment company shares and foreign taxes paid on net realized gains.


36 | Annual Report

Templeton Developing Markets Trust

5. INCOME TAXES (CONTINUED)

At December 31, 2006, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

Cost of investments .....................................       $ 4,233,099,455
                                                                ================

Unrealized appreciation .................................       $ 1,707,780,574
Unrealized depreciation .................................           (25,660,965)
                                                                ----------------
Net unrealized appreciation (depreciation) ..............       $ 1,682,119,609
                                                                ================

Undistributed ordinary income ...........................       $    48,677,939
Undistributed long term capital gains ...................            78,368,897
                                                                ----------------
Distributable earnings ..................................       $   127,046,836
                                                                ================

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2006, aggregated $3,203,350,766 and $2,639,728,142, respectively.

7. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. RESTRICTED SECURITIES

The Fund may invest in securities that are restricted under the Securities Act of 1933 (the 1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult.

At December 31, 2006, the Fund held an investment in a restricted security, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Fund's Board of Trustees as reflecting fair value, as listed below. The sale or transfer of this restricted security may only be made pursuant to the terms of the organizational documents of the company.


                                                              Annual Report | 37

Templeton Developing Markets Trust

 8. RESTRICTED SECURITIES (CONTINUED)

--------------------------------------------------------------------------------------------------------
                                                                  ACQUISITION
SHARES   ISSUER                                                       DATE          COST         VALUE
--------------------------------------------------------------------------------------------------------
         Mayfair Hanoi, Ltd., 30% equity owned through
          HEA Holdings, Ltd. (0.08% OF NET ASSETS) ............     10/31/96     $4,447,586   $4,847,692
                                                                                              ==========

9. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund for the year ended December 31, 2006 were as shown below.

------------------------------------------------------------------------------------------------------------------------------------
                                   NUMBER OF SHARES                          NUMBER OF SHARES                             REALIZED
                                       HELD AT          GROSS      GROSS          HELD AT       VALUE AT    INVESTMENT    CAPITAL
 NAME OF ISSUER                    BEGINNING OF YEAR  ADDITIONS  REDUCTIONS     END OF YEAR    END OF YEAR    INCOME     GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
 CONTROLLED AFFILIATES a
 Mayfair Hanoi, Ltd., 30% equity
  owned through HEA
  Holdings, Ltd.
  (0.08% OF NET ASSETS) .........                --         --          --               --     $4,847,692   $      --    $      --
                                                                                                ===================================

a Issuer in which the fund owns 25% or more of the outstanding voting securities.

10. OTHER CONSIDERATIONS

Directors or employees of TAML, as the Fund's Investment Manager, may serve as members on the board of directors of certain companies in which the Fund invests and/or may represent the Fund in certain corporate negotiations. As a result of this involvement, such individuals may be in possession of certain material non-public information which, pursuant to the Fund's policies and the requirements of the federal securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time. The securities have been identified on the accompanying Statement of Investments.

11. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.


38 | Annual Report

Templeton Developing Markets Trust

11. REGULATORY MATTERS (CONTINUED)

On June 23, 2006, the SEC approved the proposed plan of distribution for the marketing support settlement, and disbursement of the settlement monies to the designated funds, in accordance with the terms and conditions of that settlement and plan, was completed in September 2006, and is recorded as other income.

The plan of distribution for the market timing settlement is currently under review by the SEC staff. After publication of notice of the plan and a 30-day comment period, the proposed plan of distribution will be submitted to the SEC for approval. Following the SEC's approval of the plan of distribution, with modifications as appropriate, distribution of the settlement monies will begin in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.

12. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission extended the implementation date to no later than the last net asset value calculation in the first semi-annual reporting period in 2007.The Fund is currently evaluating the impact, if any, of applying the various provisions of FIN 48.

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.


                                                              Annual Report | 39

Templeton Developing Markets Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF TEMPLETON DEVELOPING MARKETS TRUST

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Templeton Developing Markets Trust (the "Fund") at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

San Francisco, California
February 22, 2007


40 | Annual Report

Templeton Developing Markets Trust

TAX DESIGNATION (UNAUDITED)

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Fund designates the maximum amount allowable but no less than $314,067,393 as a long term capital gain dividend for the fiscal year ended December 31, 2006.

Under Section 854(b)(2) of the Code, the Fund designates 0.16% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2006.

Under Section 854(b)(2) of the Code, the Fund designates the maximum amount allowable but no less than $88,233,533 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended December 31, 2006. In January 2007, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2006. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 871(k)(1)(C) of the Code, the Fund designates the maximum amount allowable but no less than $5,434,081 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended December 31, 2006.

At December 31, 2006, more than 50% of the Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. As shown in the table below, the Fund designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Code. This designation will allow shareholders of record on December 14, 2006, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following tables provide a detailed analysis, by country, of foreign tax paid, foreign source income, and foreign qualified dividends as designated by the Fund to Class A, Class B, Class C, Class R, and Adviser Class shareholders of record.


                                                              Annual Report | 41

Templeton Developing Markets Trust

--------------------------------------------------------------------------------
                                           CLASS A
                        FOREIGN TAX        FOREIGN                FOREIGN
                           PAID          SOURCE INCOME      QUALIFIED DIVIDENDS
COUNTRY                  PER SHARE         PER SHARE             PER SHARE
--------------------------------------------------------------------------------
Argentina .........      $0.0000            $0.0001               $0.0001
Austria ...........       0.0007             0.0021                0.0021
Brazil ............       0.0086             0.0443                0.0043
China .............       0.0000             0.0492                0.0262
Croatia ...........       0.0000             0.0017                0.0000
Czech Republic ....       0.0001             0.0004                0.0004
Finland ...........       0.0003             0.0010                0.0010
Hong Kong .........       0.0000             0.0100                0.0000
Hungary ...........       0.0000             0.0055                0.0055
India .............       0.0025             0.0102                0.0088
Indonesia .........       0.0012             0.0034                0.0034
Israel ............       0.0001             0.0001                0.0001
Malaysia ..........       0.0000             0.0081                0.0000
Mexico ............       0.0000             0.0228                0.0225
Pakistan ..........       0.0000             0.0002                0.0002
Panama ............       0.0000             0.0029                0.0029
Peru ..............       0.0000             0.0003                0.0003
Philippines .......       0.0006             0.0011                0.0011
Poland ............       0.0041             0.0118                0.0118
Portugal ..........       0.0002             0.0006                0.0006
Russia ............       0.0042             0.0308                0.0283
Singapore .........       0.0000             0.0056                0.0000
South Africa ......       0.0000             0.0489                0.0155
South Korea .......       0.0118             0.0310                0.0293
Sweden ............       0.0000             0.0031                0.0000
Taiwan ............       0.0274             0.0633                0.0000
Thailand ..........       0.0028             0.0122                0.0118
Turkey ............       0.0034             0.0250                0.0250
United Kingdom ....       0.0000             0.0113                0.0000
                         --------------------------------------------------
TOTAL .............      $0.0680            $0.4070               $0.2012
                         ==================================================

 42 | Annual Report

Record Date: 12/14/2006

Templeton Developing Markets Trust

--------------------------------------------------------------------------------
                                           CLASS B
                        FOREIGN TAX        FOREIGN                FOREIGN
                           PAID          SOURCE INCOME      QUALIFIED DIVIDENDS
COUNTRY                  PER SHARE         PER SHARE             PER SHARE
--------------------------------------------------------------------------------
Argentina .........      $0.0000            $0.0000               $0.0000
Austria ...........       0.0007             0.0011                0.0011
Brazil ............       0.0086             0.0234                0.0023
China .............       0.0000             0.0260                0.0138
Croatia ...........       0.0000             0.0009                0.0000
Czech Republic ....       0.0001             0.0002                0.0002
Finland ...........       0.0003             0.0005                0.0005
Hong Kong .........       0.0000             0.0053                0.0000
Hungary ...........       0.0000             0.0029                0.0029
India .............       0.0025             0.0054                0.0047
Indonesia .........       0.0012             0.0018                0.0018
Israel ............       0.0001             0.0001                0.0001
Malaysia ..........       0.0000             0.0043                0.0000
Mexico ............       0.0000             0.0121                0.0119
Pakistan ..........       0.0000             0.0001                0.0001
Panama ............       0.0000             0.0015                0.0015
Peru ..............       0.0000             0.0002                0.0002
Philippines .......       0.0006             0.0006                0.0006
Poland ............       0.0041             0.0063                0.0063
Portugal ..........       0.0002             0.0003                0.0003
Russia ............       0.0042             0.0163                0.0150
Singapore .........       0.0000             0.0029                0.0000
South Africa ......       0.0000             0.0259                0.0082
South Korea .......       0.0118             0.0164                0.0155
Sweden ............       0.0000             0.0016                0.0000
Taiwan ............       0.0274             0.0334                0.0000
Thailand ..........       0.0028             0.0064                0.0062
Turkey ............       0.0034             0.0132                0.0132
United Kingdom ....       0.0000             0.0060                0.0000
                         --------------------------------------------------
TOTAL .............      $0.0680            $0.2151               $0.1064
                         ==================================================


                                                              Annual Report | 43

Templeton Developing Markets Trust

--------------------------------------------------------------------------------
                                           CLASS C
                        FOREIGN TAX        FOREIGN                FOREIGN
                           PAID          SOURCE INCOME      QUALIFIED DIVIDENDS
COUNTRY                  PER SHARE         PER SHARE             PER SHARE
--------------------------------------------------------------------------------
Argentina .........      $0.0000            $0.0000               $0.0000
Austria ...........       0.0007             0.0012                0.0012
Brazil ............       0.0086             0.0250                0.0025
China .............       0.0000             0.0278                0.0148
Croatia ...........       0.0000             0.0010                0.0000
Czech Republic ....       0.0001             0.0002                0.0002
Finland ...........       0.0003             0.0005                0.0005
Hong Kong .........       0.0000             0.0057                0.0000
Hungary ...........       0.0000             0.0031                0.0031
India .............       0.0025             0.0058                0.0050
Indonesia .........       0.0012             0.0019                0.0019
Israel ............       0.0001             0.0001                0.0001
Malaysia ..........       0.0000             0.0046                0.0000
Mexico ............       0.0000             0.0129                0.0127
Pakistan ..........       0.0000             0.0001                0.0001
Panama ............       0.0000             0.0016                0.0016
Peru ..............       0.0000             0.0002                0.0002
Philippines .......       0.0006             0.0006                0.0006
Poland ............       0.0041             0.0067                0.0067
Portugal ..........       0.0002             0.0004                0.0004
Russia ............       0.0042             0.0174                0.0160
Singapore .........       0.0000             0.0032                0.0000
South Africa ......       0.0000             0.0277                0.0088
South Korea .......       0.0118             0.0176                0.0167
Sweden ............       0.0000             0.0017                0.0000
Taiwan ............       0.0274             0.0357                0.0000
Thailand ..........       0.0028             0.0069                0.0067
Turkey ............       0.0034             0.0142                0.0142
United Kingdom ....       0.0000             0.0064                0.0000
                        --------------------------------------------------
TOTAL .............      $0.0680            $0.2302               $0.1140
                         =================================================

 44 | Annual Report

Templeton Developing Markets Trust

--------------------------------------------------------------------------------
                                           CLASS R
                        FOREIGN TAX        FOREIGN                FOREIGN
                           PAID          SOURCE INCOME      QUALIFIED DIVIDENDS
COUNTRY                  PER SHARE         PER SHARE             PER SHARE
--------------------------------------------------------------------------------
Argentina .........      $0.0000            $0.0001               $0.0001
Austria ...........       0.0007             0.0020                0.0020
Brazil ............       0.0086             0.0410                0.0040
China .............       0.0000             0.0456                0.0243
Croatia ...........       0.0000             0.0016                0.0000
Czech Republic ....       0.0001             0.0003                0.0003
Finland ...........       0.0003             0.0009                0.0009
Hong Kong .........       0.0000             0.0093                0.0000
Hungary ...........       0.0000             0.0051                0.0051
India .............       0.0025             0.0095                0.0082
Indonesia .........       0.0012             0.0032                0.0032
Israel ............       0.0001             0.0001                0.0001
Malaysia ..........       0.0000             0.0075                0.0000
Mexico ............       0.0000             0.0212                0.0209
Pakistan ..........       0.0000             0.0002                0.0002
Panama ............       0.0000             0.0027                0.0027
Peru ..............       0.0000             0.0003                0.0003
Philippines .......       0.0006             0.0010                0.0010
Poland ............       0.0041             0.0110                0.0110
Portugal ..........       0.0002             0.0006                0.0006
Russia ............       0.0042             0.0285                0.0262
Singapore .........       0.0000             0.0052                0.0000
South Africa ......       0.0000             0.0454                0.0144
South Korea .......       0.0118             0.0288                0.0273
Sweden ............       0.0000             0.0028                0.0000
Taiwan ............       0.0274             0.0583                0.0000
Thailand ..........       0.0028             0.0113                0.0109
Turkey ............       0.0034             0.0232                0.0232
United Kingdom ....       0.0000             0.0105                0.0000
                         -------------------------------------------------
TOTAL .............      $0.0680            $0.3772               $0.1869
                         =================================================


                                                              Annual Report | 45

Templeton Developing Markets Trust

--------------------------------------------------------------------------------
                                        ADVISOR CLASS
                        FOREIGN TAX        FOREIGN                FOREIGN
                           PAID          SOURCE INCOME      QUALIFIED DIVIDENDS
COUNTRY                  PER SHARE         PER SHARE             PER SHARE
--------------------------------------------------------------------------------
Argentina .........       $0.0000           $0.0001               $0.0001
Austria ...........        0.0007            0.0025                0.0025
Brazil ............        0.0086            0.0519                0.0051
China .............        0.0000            0.0577                0.0307
Croatia ...........        0.0000            0.0020                0.0000
Czech Republic ....        0.0001            0.0004                0.0004
Finland ...........        0.0003            0.0011                0.0011
Hong Kong .........        0.0000            0.0117                0.0000
Hungary ...........        0.0000            0.0064                0.0064
India .............        0.0025            0.0120                0.0104
Indonesia .........        0.0012            0.0040                0.0040
Israel ............        0.0001            0.0002                0.0002
Malaysia ..........        0.0000            0.0095                0.0000
Mexico ............        0.0000            0.0268                0.0265
Pakistan ..........        0.0000            0.0002                0.0002
Panama ............        0.0000            0.0034                0.0034
Peru ..............        0.0000            0.0003                0.0003
Philippines .......        0.0006            0.0013                0.0013
Poland ............        0.0041            0.0139                0.0139
Portugal ..........        0.0002            0.0008                0.0008
Russia ............        0.0042            0.0361                0.0332
Singapore .........        0.0000            0.0066                0.0000
South Africa ......        0.0000            0.0574                0.0182
South Korea .......        0.0118            0.0364                0.0344
Sweden ............        0.0000            0.0036                0.0000
Taiwan ............        0.0274            0.0738                0.0000
Thailand ..........        0.0028            0.0143                0.0138
Turkey ............        0.0034            0.0294                0.0294
United Kingdom ....        0.0000            0.0133                0.0000
                          ------------------------------------------------
TOTAL .............       $0.0680           $0.4771               $0.2363
                          ================================================

Foreign Tax Paid per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund's distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income per Share (Column 2) is the amount per share of income dividends paid to you that is attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income. 1

Foreign Qualified Dividends per Share (Column 3) is the amount per share of foreign source qualified dividends the Fund paid to you, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the Fund. 1


46 | Annual Report

Templeton Developing Markets Trust

In January 2007, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2006. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2006 individual income tax returns.

1 Qualified dividends are taxed at a maximum rate of 15% (5% for those in the 10% and 15% income tax brackets). In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.


                                                              Annual Report | 47

Templeton Developing Markets Trust

BOARD MEMBERS AND OFFICERS

The name, date of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                   LENGTH OF    FUND COMPLEX OVERSEEN
AND ADDRESS                                 POSITION  TIME SERVED  BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (1932)                     Trustee   Since 1992   142                       Director, Bar-S Foods (meat packing
500 East Broward Blvd.                                                                       company).
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President,
Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
-----------------------------------------------------------------------------------------------------------------------------------
FRANK J. CROTHERS (1944)                    Trustee   Since 1991   20                        None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman, Island Corporate Holdings Ltd.; Director and Vice Chairman, Caribbean Utilities Co. Ltd.; Director, Provo Power
Company Ltd.; and director of various other business and nonprofit organizations and FORMERLY, Chairman, Atlantic Equipment &
Power Ltd. (1977-2003).
-----------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (1952)                     Trustee   Since 1996   143                       Director, Hess Corporation (formerly
500 East Broward Blvd.                                                                       Amerada Hess Corporation) (explo-
Suite 2100                                                                                   ration and refining of oil and gas),
Fort Lauderdale, FL 33394-3091                                                               H.J. Heinz Company (processed foods
                                                                                             and allied products), RTI International
                                                                                             Metals, Inc. (manufacture and distri-
                                                                                             bution of titanium), Canadian National
                                                                                             Railway (railroad), and White
                                                                                             Mountains Insurance Group, Ltd.
                                                                                             (holding company).
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary
of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary
and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
-----------------------------------------------------------------------------------------------------------------------------------


48 | Annual Report

-----------------------------------------------------------------------------------------------------------------------------------
                                                                     NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                    LENGTH OF     FUND COMPLEX OVERSEEN
AND ADDRESS                                 POSITION   TIME SERVED   BY BOARD MEMBER*        OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
DAVID W. NIEMIEC (1949)                     Trustee    Since 2005    20                      Director, Emeritus Corporation (assist-
500 East Broward Blvd.                                                                       ed living) and OSI Pharmaceuticals,
Suite 2100                                                                                   Inc. (pharmaceutical products).
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Advisor, Saratoga Partners (private equity fund); Director, various private companies; and FORMERLY, Managing Director, Saratoga
Partners (1998-2001) and SBC Warburg Dillon Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc.
(investment banking) (1991-1997); and Chief Financial Officer, Dillon, Read & Co. Inc. (1982-1997).
-----------------------------------------------------------------------------------------------------------------------------------
FRANK A. OLSON (1932)                       Trustee    Since 2003    103                     Director, Hess Corporation (formerly
500 East Broward Blvd.                                                                       Amerada Hess Corporation) (explo-
Suite 2100                                                                                   ration and refining of oil and gas) and
Fort Lauderdale, FL 33394-3091                                                               Sentient Jet (private jet service); and
                                                                                             FORMERLY, Director, Becton Dickinson
                                                                                             and Company (medical technology),
                                                                                             Cooper Industries, Inc. (electrical
                                                                                             products and tools and hardware),
                                                                                             Health Net, Inc. (formerly Foundation
                                                                                             Health) (integrated managed care),
                                                                                             The Hertz Corporation (car rental),
                                                                                             Pacific Southwest Airlines, The RCA
                                                                                             Corporation, Unicom (formerly
                                                                                             Commonwealth Edison), UAL
                                                                                             Corporation (airlines) and White
                                                                                             Mountains Insurance Group, Ltd.
                                                                                             (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman Emeritus, The Hertz Corporation (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer
(1977-1999)); and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation.
-----------------------------------------------------------------------------------------------------------------------------------
LARRY D. THOMPSON (1945)                    Trustee    Since 2005    20                      None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and FORMERLY,
Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp (1997-2001); Senior Fellow of The Brookings
Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S.
Department of Justice (2001-2003).
-----------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 49

-----------------------------------------------------------------------------------------------------------------------------------
                                                              NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                          LENGTH OF        FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION    TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
CONSTANTINE D. TSERETOPOULOS     Trustee     Since 1991       20                         None
(1954)
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Physician, Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and FORMERLY, Cardiology Fellow,
University of Maryland (1985-1987) and Internal Medicine Resident, Greater Baltimore Medical Center (1982-1985).
-----------------------------------------------------------------------------------------------------------------------------------
ROBERT E. WADE (1946)            Trustee     Since March      30                         Director, El Oro and Exploration Co.,
500 East Broward Blvd                        2006                                        p.l.c. (investments) and ARC Wireless
Suite 2100                                                                               Solutions, Inc. (wireless components
Fort Lauderdale, FL 33394-3091                                                           and network products).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Practicing attorney.
-----------------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS

-----------------------------------------------------------------------------------------------------------------------------------
                                                              NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                          LENGTH OF        FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION    TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
**NICHOLAS F. BRADY (1930)       Trustee     Since 1993       10                         Director, Hess Corporation (formerly
500 East Broward Blvd.                                                                   Amerada Hess Corporation) (exploration
Suite 2100                                                                               and refining of oil and gas) and
Fort Lauderdale, FL 33394-3091                                                           Weatherford International, Ltd. (oilfield
                                                                                         products and servicing) (2004-present);
                                                                                         and FORMERLY, Director, H.J. Heinz
                                                                                         Company (processed foods and allied
                                                                                         products) (1987-1988; 1993-2003) and
                                                                                         Total Logistics, Inc. (operating and
                                                                                         investment business) (until 2005).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman, Darby Overseas Investments, Ltd., Darby Technology Ventures Group, LLC (investment firms) and Franklin Templeton
Investment Funds (1994-present); Director, Templeton Capital Advisors Ltd.; and FORMERLY, Chairman, Darby Emerging Markets
Investments LDC (until 2004) and Templeton Emerging Markets Investment Trust PLC (until 2003); Secretary of the United States
Department of the Treasury (1988-1993); Chairman of the Board, Dillon, Read & Co. Inc. (investment banking) (until 1988); and
U.S. Senator, New Jersey (April 1982-December 1982).
-----------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (1933)                Trustee,        Trustee and      142                        None
One Franklin Parkway                       Chairman of     Chairman of the
San Mateo, CA 94403-1906                   the Board and   Board since
                                           Vice President  1995 and
                                                           Vice President
                                                           since 1992

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Templeton Worldwide,
Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.
and of 41 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------


50 | Annual Report

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                         LENGTH OF               FUND COMPLEX OVERSEEN      OTHER
AND ADDRESS                                 POSITION        TIME SERVED             BY BOARD MEMBER*           DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (1952)                       Chief           Chief Compliance        Not Applicable             Not Applicable
One Franklin Parkway                        Compliance      Officer since 2004
San Mateo, CA 94403-1906                    Officer and     and Vice
                                            Vice President  President - AML
                                            - AML           Compliance since
                                            Compliance      February 2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director of Compliance, Franklin Resources,
Inc. (1994-2001).
-----------------------------------------------------------------------------------------------------------------------------------
JEFFREY A. EVERETT (1964)                   Vice President      Since 2001              Not Applicable         Not Applicable
P.O. Box N-7759
Lyford Cay, Nassau, Bahamas

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Templeton Global Advisors Limited; and officer of 14 of the investment companies in Franklin Templeton
Investments.
-----------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (1947)                     Senior Vice         Since 2002              Not Applicable         Not Applicable
500 East Broward Blvd.                      President and
Suite 2100                                  Chief Executive
Fort Lauderdale, FL 33394-3091              Officer -
                                            Finance and
                                            Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (1947)                        Vice President      Since 2000              Not Applicable         Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; officer and director of one of the subsidiaries of Franklin
Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (1947)                     Vice President      Since 2000              Not Applicable         Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services,
LLC, Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC, Franklin Templeton Investor Services, LLC, Franklin
Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin
Investment Services, Inc.; Vice President, Templeton Global Advisors Limited; and officer of some of the other subsidiaries of
Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director,
Division of Investment Management, Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman, Special
Counsel and Attorney Fellow, U.S. Securities and Exchange Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and
Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).
-----------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 51

-----------------------------------------------------------------------------------------------------------------------------------
                                                                             NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                  LENGTH OF               FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION            TIME SERVED             BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
RUPERT H. JOHNSON, JR. (1940)    Vice President      Since 1996              Not Applicable              Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc. and
Templeton Worldwide, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin
Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------
JOHN R. KAY (1940)               Vice President      Since 1994              Not Applicable              Not Applicable
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Templeton Worldwide, Inc.; Senior Vice President, Franklin Templeton Services, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 32 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Vice President and Controller, Keystone Group, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
MARK MOBIUS (1936)              President and       President since         Not Applicable              Not Applicable
17th Floor, The Chater House    Chief Executive     1991 and Chief
8 Connaught Road                Officer -           Executive Officer -
Central Hong Kong               Investment          Investment
                                Management          Management
                                                    since 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Portfolio Manager of various Templeton advisory affiliates; Managing Director, Templeton Asset Management Ltd.; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of six of the investment companies in Franklin Templeton Investments; and FORMERLY, President, International Investment Trust Company Limited (investment manager of Taiwan R.O.C. Fund) (1986-1987); and Director, Vickers da Costa, Hong Kong (1983-1986).
-----------------------------------------------------------------------------------------------------------------------------------
ROBERT C. ROSSELOT (1960)        Secretary           Since 2004              Not Applicable              Not Applicable
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President
and Assistant Secretary, Templeton Investment Counsel, LLC; Vice President, Secretary and Trust Officer, Fiduciary Trust
International of the South; and officer of 14 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------
GREGORY R. SEWARD (1956)         Treasurer           Since 2004              Not Applicable              Not Applicable
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; officer of 16 of the investment companies in Franklin Templeton Investments;
and FORMERLY, Vice President, JPMorgan Chase (2000-2004) and American General Financial Group (1991-2000).
-----------------------------------------------------------------------------------------------------------------------------------

52 | Annual Report

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                             LENGTH OF       FUND COMPLEX OVERSEEN
AND ADDRESS                                 POSITION            TIME SERVED     BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
CRAIG S. TYLE (1960)                        Vice President      Since 2005      Not Applicable           Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin
Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Partner, Shearman &
Sterling, LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).
-----------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (1951)                      Chief Financial     Since 2004      Not Applicable           Not Applicable
500 East Broward Blvd.                      Officer and
Suite 2100                                  Chief
Fort Lauderdale, FL 33394-3091              Accounting
                                            Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; officer of 46 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987
and 1991-2004).
-----------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Charles B. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor. Nicholas F. Brady is considered to be an interested person of the Fund under the federal securities laws due to his ownership interest in a subsidiary of Resources, as well as his director positions with such company and certain other related companies.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

Note 2: Prior to December 31, 2006, S. Joseph Fortunato and Gordon S. Macklin ceased to be a trustee of the Trust.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED EACH OF FRANK A. OLSON AND DAVID W. NIEMIEC AS AN AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MESSRS. OLSON AND NIEMIEC QUALIFY AS SUCH AN EXPERT IN VIEW OF THEIR EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE. MR. OLSON HAS SERVED AS A MEMBER OF THE FUND AUDIT COMMITTEE SINCE 2003. HE CURRENTLY SERVES AS CHAIRMAN EMERITUS OF THE HERTZ CORPORATION AND WAS FORMERLY ITS CHAIRMAN OF THE BOARD FROM 1980 TO 2000 AND ITS CHIEF EXECUTIVE OFFICER FROM 1977 TO 1999. MR. OLSON IS ALSO A DIRECTOR AND AUDIT COMMITTEE MEMBER OF AMERADA HESS CORPORATION AND WHITE MOUNTAINS INSURANCE GROUP, LTD., AND A FORMER CHAIRMAN, PRESIDENT AND CHIEF EXECUTIVE OFFICER OF UAL CORPORATION. MR. NIEMIEC HAS SERVED AS A MEMBER OF THE FUND AUDIT COMMITTEE SINCE 2005, CURRENTLY SERVES AS AN ADVISOR TO SARATOGA PARTNERS AND WAS FORMERLY ITS MANAGING DIRECTOR FROM 1998 TO 2001. MR. NIEMIEC IS A DIRECTOR OF EMERITUS CORPORATION AND VARIOUS PRIVATE COMPANIES, AND WAS FORMERLY MANAGING DIRECTOR OF SBC WARBURG DILLON READ FROM 1997 TO 1998, AND WAS VICE CHAIRMAN FROM 1991 TO 1997 AND CHIEF FINANCIAL OFFICER FROM 1982 TO 1997 OF DILLON, READ & CO. INC. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. OLSON AND MR. NIEMIEC HAVE EACH ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MESSRS. OLSON AND NIEMIEC ARE INDEPENDENT TRUSTEES AS THAT TERM IS DEFINED UNDER THE APPLICABLE U.S. SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


                                                              Annual Report | 53

Templeton Developing Markets Trust

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


54 | Annual Report

                       This page intentionally left blank.

                       This page intentionally left blank.

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund 1

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE

Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Blue Chip Fund 1
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

RETIREMENT TARGET FUNDS

Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government
  Securities Fund 4
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund 5
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama                          Michigan 7
Arizona                          Minnesota 7
California 8                     Missouri
Colorado                         New Jersey
Connecticut                      New York 8
Florida 8                        North Carolina
Georgia                          Ohio 7
Kentucky                         Oregon
Louisiana                        Pennsylvania
Maryland                         Tennessee
Massachusetts 7                  Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust 9

1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2. The fund is only open to existing shareholders and select retirement plans.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. Effective 10/1/06, Franklin's AGE High Income Fund changed its name to Franklin High Income Fund. The fund's investment goal and strategy remained the same.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7.    Portfolio of insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

01/07                                              Not part of the annual report

    [LOGO](R)
FRANKLIN TEMPLETON                    One Franklin Parkway
   INVESTMENTS                        San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

ANNUAL REPORT AND SHAREHOLDER LETTER

TEMPLETON
DEVELOPING MARKETS TRUST

INVESTMENT MANAGER

Templeton Asset Management Ltd.

PRINCIPAL UNDERWRITER

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the investment manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

711 A2006 02/07

















ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are David W. Niemiec and Frank A. Olson and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $90,456 for the fiscal year ended December 31, 2006 and $78,817 for the fiscal year ended December 31, 2005.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $3,961 for the fiscal year ended December 31, 2006 and $4,955 for the fiscal year ended December 31, 2005. The services for which these fees were paid included tax compliance and advice.

(d) All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $2,740 for the fiscal year ended December 31, 2006 and $0 for the fiscal year ended December 31, 2005. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $173,121 for the fiscal year ended December 31, 2006 and $5,492 for the fiscal year ended December 31, 2005. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process and the review of the ICI transfer agent survey.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

         (i)    pre-approval of all audit and audit related services;

         (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

         (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

         (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs
(b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $179,822 for the fiscal year ended December 31, 2006 and $10,447 for the fiscal year ended December 31, 2005.

(h) The registrant's audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A


ITEM 6. SCHEDULE OF INVESTMENTS.   N/A


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.  N/A


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

ITEM 11. CONTROLS AND PROCEDURES.

(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(A)(1) Code of Ethics

(A)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(B) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON DEVELOPING MARKETS TRUST



By /s/JIMMY D. GAMBILL
   -------------------
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date  February 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
   -------------------
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date  February 27, 2007

By /s/GALEN G. VETTER
   -------------------
Galen G. Vetter
Chief Financial Officer
Date  February 27, 2007